UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust
(Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2016

Date of reporting period: May 31, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

The Annual Report to Shareholders for the fiscal year ended May 31, 2015 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended (17 CFR 270.30e-1) is filed herewith.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

May 31, 2016

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund Annual Report to Shareholders for the year ended May 31, 2016.

The Fund celebrated its three-year anniversary and, during the one-year period ending May 31, 2016, achieved its goals of low volatility, income of 3.0 to 4.0% above 3-month T-Bills, monthly distributions and low correlation to the both the equity (S&P 500) and bond (Barclays Aggregate) markets.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and Badge Investment Partners LLC, sub-advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

2

CCM Alternative Income Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	15
Statement of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Report of Independent Registered Public Accounting Firm	34
Notice to Shareholders	35
Trustees and Officers	36
Approval of Advisory and Sub-Advisory Agreements	39

3

Manager’s Discussion & Analysis

The CCM Alternative Income Fund (“Fund”) finished its third year of operations with a 30-day SEC yield of 4.90% (4.68% unsubsidized 30 day yield) as of May 31, 2016 and total return of (0.63)% for the 12-month period. While the Fund experienced an annual loss on a net of fees basis, the Fund’s goals to produce income of 3-month T-Bills plus 3.0% to 4.0% and correlation to the S&P 500 and Barclays Aggregate Bond Index of 0.0 to 0.50 was achieved (S&P target was changed from 0.3 to 0.5 during the period). In addition, the Fund has made monthly distributions and its standard deviation (volatility of returns) of 3.70% was within the range of its stated standard deviation goal of 2.0 to 4.0%.

The past 12-month period saw major equity indices experience two large declines on high volatility, followed by rapid recoveries, returning to essentially the same level as 12 months ago. The S&P’s performance was largely driven from bigger companies that do not pay much in the way of dividends. The Russell 2000 was driven largely by small biotechnology companies, which the Fund does not own.

The yield curve experienced a flattening during the previous 12-month period, while the Federal Reserve implemented its long anticipated rate increase in December. The Fund had interest rate exposure across the curve and continued to generate positive cash flows in the form of hedged income.

The Fund’s Beta (or the part of its returns that can be explained by the movement of the overall markets) was near zero to both the equity market (0.18 relative to the S&P 500) and the bond market (-0.48 relative to the Barclays Aggregate Bond Index).

This market independence also manifested itself in the Fund’s low correlation to the major market indexes (0.42 relative to the S&P 500 and 0.01 relative to the Barclays Aggregate Bond Index). Low-correlation returns are a goal of many absolute return funds.

The portfolio management’s team focus on the Fund’s investment goals and objectives remains consistent: deliver low volatility income and returns with a strong measure of capital preservation.

The Fund’s benchmark is the Citigroup 3-Month U.S. Treasury Bill Index which returned 0.12% for the twelve months ending May 31, 2016. Returns for the S&P 500, Russell 2000, and Barclays Aggregate are shown for comparison purposes.

Return figures represent past performance and do not indicate future results.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

The CCM Alternative Income Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4

CCM Alternative Income Fund

Fund Profile May 31, 2016 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2016	Inception to Date
CCM Alternative Income Fund — Institutional Shares	(0.63)%	2.08%*
Citigroup 3-Month U. S. Treasury Bill Index	0.12%	0.06%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to a broad based index, Citigroup 3-Month U.S. Treasury Bill Index. The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	6.75%
Crestwood Equity Partners	4.77%
GMAC Capital Trust I, 02/15/2040	3.89%
Seaspan	3.76%
PIMCO Dynamic Credit Income Fund	3.44%
Washoe County, 02/01/2040	2.95%
USDA Loan, 12/01/2047	2.94%
Hollywood Beach Community Development District I, 10/01/2045	2.82%
Austin, 11/15/2042	2.78%
Macquarie Infrastructure Corp.	2.59%
36.69%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	1.49%
Closed-End Funds	7.55%
Common Stock	32.75%
Corporate Bonds	10.04%
FGLMC Single Family	0.06%
FHA Project Loans	8.04%
FNMA Multifamily	1.71%
GNMA Multifamily	2.18%
Municipal Bonds	43.22%
Preferred Stock	10.31%
Short-Term Investment	4.10%
USDA Loan	2.94%
Liabilities in Excess of Other Assets	(24.39)%
100.00%

**	Excludes securities sold short.

6

CCM Alternative Income Fund

Expenses May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2015 and held for the six-month period ended May 31, 2016.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period* December 1, 2015 Through May 31, 2016
Actual	Institutional Shares	$1,000.00	$1,025.50	$15.04
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,010.15	$14.93

*

Expenses are equal to the annualized expense ratio of 2.97%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.55% for the period December 1, 2015 to May 31, 2016.

7

Schedule of Investments May 31, 2016

	Principal Amount	Value
MUNICIPAL BONDS - 43.22%
Arizona - 0.40%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (h)	$120,000	$120,659

California - 7.11%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (h)	150,000	174,099
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (h)	420,000	420,672
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (h)	290,000	342,716
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (h)	250,000	316,108
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (h)	250,000	276,818
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (h)	500,000	631,980
		2,162,393
Florida - 7.96%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (h)	145,000	155,109
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (h)	220,000	257,358
6.25%, 10/01/2045 (h)	745,000	857,949
Miami-Dade County
7.50%, 04/01/2040 (h)	500,000	668,420
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (h)	405,000	479,467
		2,418,303
Georgia - 1.43%
Atlanta Development Authority
5.35%, 01/01/2035 (h)	400,000	434,248

Illinois - 1.65%
Bedford Park Village
6.57%, 12/01/2030 (h)	445,000	503,362

Louisiana - 1.84%
New Orleans Public Improvement
6.05%, 12/01/2038 (h)	500,000	561,010

Maryland - 1.78%
Baltimore
5.38%, 09/01/2030 (h)	500,000	541,925

Massachusetts - 0.54%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	160,000	163,400

The accompanying notes are an integral part of the financial statements.

8

CCM Alternative Income Fund

	Principal Amount	Value
Minnesota - 0.57%
Minneapolis Development Revenue
6.50%, 06/01/2040 (h)	$155,000	$173,915

Missouri - 1.24%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (h)	365,000	378,928

Nevada - 2.95%
Washoe County
7.97%, 02/01/2040 (h)	675,000	898,101

New Jersey - 0.64%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (h)	175,000	193,723

North Carolina - 0.81%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (h)	225,000	245,597

Ohio - 2.91%
Clermont County Port Authority
5.75%, 12/01/2033 (h)	250,000	277,878
Montgomery
4.80%, 12/01/2037 (h)	110,000	113,620
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (h)	230,000	245,086
7.08%, 12/01/2040 (h)	235,000	251,076
		887,660
Oklahoma - 0.42%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (h)	120,000	128,435

South Carolina - 1.51%
Myrtle Beach
5.90%, 06/01/2039 (h)	400,000	460,436

Texas - 5.12%
Austin
5.75%, 11/15/2042 (h)	750,000	845,452
5.75%, 11/15/2042 (h)	300,000	332,718
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (h)	350,000	381,444
		1,559,614
West Virginia - 2.61%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (h)	550,000	581,746
8.25%, 03/01/2035 (h)	195,000	214,638
		796,384

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount/ Shares	Value
Wisconsin - 1.73%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (h)	$475,000	$526,063

TOTAL MUNICIPAL BONDS
(Cost $12,633,189)		13,154,156

COMMON STOCK - 32.75%
Consumer Discretionary - 8.47%
EnerCare (Canada)	60,000	751,744
Interpublic Group of Companies (h)	14,000	334,600
Regal Entertainment Group (h)	35,000	736,050
Sinclair Broadcast Group (a) (h)	15,000	474,450
Six Flags Entertainment	1,000	57,690
Whistler Blackcomb Holdings (Canada)	11,500	222,923
		2,577,457
Energy - 7.73%
Crestwood Equity Partners (a) (b)	67,255	1,451,363
Scorpio Tankers (a) (h)	110,000	646,800
Williams Partners (a) (b)	8,000	255,360
		2,353,523
Financials - 8.84%
American Capital (c)	10,000	160,600
Ares Capital	22,000	326,480
Blackstone Group (b)	5,000	130,950
Blackstone Mortgage Trust (d)	8,000	225,520
Ryman Hospitality Properties (d) (h)	8,123	398,514
Starwood Property Trust (d)	10,000	206,200
Tiptree Financial	28,604	161,613
Wells Fargo (h)	7,000	355,040
Weyerhaeuser (d) (h)	23,000	724,500
		2,689,417
Health Care - 2.11%
Pfizer (a) (h)	18,500	641,950

Industrials - 4.35%
Aircastle (h)	14,900	314,986
Caterpillar	1,000	72,510
Macquarie Infrastructure Corp. (a) (h)	11,000	787,710
Seaspan (Hong Kong)	10,000	149,900
		1,325,106
Materials - 1.25%
International Paper	9,000	379,440

TOTAL COMMON STOCK
(Cost $8,954,953)		9,966,893

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.93%
FGLMC Single Family - 0.06%
Pool FHR 2106 S, 7.62%, 12/15/2028 (e) (j)	71,206	16,690

FHA Project Loans - 8.04%
Pool A35272, 5.00%, 06/01/2035 (f)	277,937	277,651
Pool Robin Ridge, 5.75%, 01/01/2035 (f)	114,054	113,717

The accompanying notes are an integral part of the financial statements.

10

CCM Alternative Income Fund

	Principal Amount/ Shares	Value
Pool 023-98146, 6.51%, 07/01/2047 (f)	$1,875,318	$2,055,047
		2,446,415
FNMA Multifamily - 1.71%
Pool 957188, 5.65%, 06/01/2017 (h)	45,508	46,949
Pool 464296, 5.86%, 01/01/2028 (h)	347,280	370,644
Pool 463194, 6.36%, 08/01/2027 (h)	97,179	103,829
		521,422
GNMA Multifamily - 2.18%
Pool 699710, 5.43%, 07/15/2044 (h)	407,557	419,784
Pool 2010-68, 6.14%, 06/20/2040 (e) (j)	1,374,696	243,117
		662,901
USDA Loan - 2.94%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f)	819,623	895,602
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,448,189)		4,543,030

PREFERRED STOCK - 10.31%
Energy - 0.85%
Targa Resources Partners 9.00% (e) (h)	10,000	257,200

Financials - 3.89%
GMAC Capital Trust I, 6.41% (e) (h)	47,282	1,184,177

Health Care - 1.81%
Allergan, 5.50% (a) (c)	650	550,469

Industrials - 3.76%
Seaspan, 9.50%	45,200	1,144,464
TOTAL PREFERRED STOCK
(Cost $3,110,171)		3,136,310

CORPORATE BONDS - 10.04%
Barclays Bank
7.75%, 04/10/2023 (e) (h)	500,000	530,000
Cooperatieve Rabobank
8.40%, 11/29/2049 (e)	600,000	631,224
Salvation Army
5.68%, 09/01/2031	100,000	113,501
Scorpio Tankers
2.38%, 07/01/2019 (a) (g)	300,000	250,875
Starwood Property Trust
4.55%, 03/01/2018	750,000	780,000
Telesat Canada
6.00%, 05/15/2017 (g)	750,000	750,000
TOTAL CORPORATE BONDS
(Cost $3,026,398)		3,055,600

CLOSED-END FUNDS - 7.55%
BlackRock Municipal Income Quality Trust	7,386	113,670
Cohen & Steers REIT and Preferred Income Fund (h)	23,197	447,238
Eaton Vance Limited Duration Income Fund	20,000	265,000
Neuberger Berman MLP Income Fund	25,000	191,250
PIMCO Dynamic Credit Income Fund (h)	56,500	1,048,075

The accompanying notes are an integral part of the financial statements.

11

	Shares/ Principal Amount	Value
Putnam Managed Municipal Income Trust	30,000	$231,900
TOTAL CLOSED-END FUNDS
(Cost $2,303,266)		2,297,133

ASSET-BACKED SECURITIES - 1.49%
HASC
2005-I1, 0.84%, 11/25/2035 (e)	$235,000	168,235

Hero Funding Trust
2016-2A, 3.75%, 09/20/2041 (f) (g)	250,000	250,221

Toyota Auto Receivables Owner Trust
2016-B, 1.02%, 10/15/2018	35,000	34,975
TOTAL ASSET-BACKED SECURITIES
(Cost $416,612)		453,431

SHORT-TERM INVESTMENT - 4.10%
Money Market Fund - 4.10%
Dreyfus Treasury Prime Cash Management, Cl A, 0.17% (i)	1,247,876	1,247,876
TOTAL SHORT-TERM INVESTMENT
(Cost $1,247,876)		1,247,876

Total Investments (Cost $36,140,654) - 124.39%		$37,854,429
Liabilities in Excess of Other Assets, Net - (24.39)%		(7,422,049)
NET ASSETS - 100.00%		$30,432,380

EXCHANGE TRADED FUNDS SOLD SHORT - (5.71)%
iShares MSCI Australia	(17,000)	$(330,650)
iShares MSCI Emerging Markets Fund	(3,250)	(107,673)
iShares S&P/TSX 60 Index Fund	(20,000)	(316,010)
SPDR S&P Dividend Fund	(6,000)	(490,800)
Utilities Select Sector SPDR Fund	(10,000)	(491,500)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $1,793,513)		(1,736,633)

COMMON STOCK SOLD SHORT - (17.61)%
Consumer Discretionary - (1.02)%
Viacom (a)	(7,000)	(310,590)

Consumer Staples - (1.54)%
Ambev ADR	(25,000)	(131,500)
Sysco	(7,000)	(336,770)
		(468,270)
Energy - (3.59)%
Chevron	(4,000)	(404,000)
Exxon Mobil	(5,500)	(489,610)
Kinder Morgan	(11,000)	(198,880)
		(1,092,490)
Financials - (2.21)%
Equity Residential (d)	(4,000)	(276,840)
Janus Capital Group	(13,000)	(197,340)
Simon Property Group (a) (d)	(1,000)	(197,640)
		(671,820)

The accompanying notes are an integral part of the financial statements.

12

CCM Alternative Income Fund

	Shares	Value
Industrials - (6.84)%
Boeing	(3,400)	$(428,910)
Caterpillar	(5,000)	(362,550)
CNH Industrial	(22,000)	(155,540)
Deere (a)	(5,000)	(411,450)
Fastenal	(8,000)	(368,240)
Finning International	(11,000)	(185,298)
Toromont Industries	(6,000)	(168,513)
		(2,080,501)
Information Technology - (1.50)%
International Business Machines	(1,000)	(153,740)
ViaSat (a) (c)	(4,400)	(303,732)
		(457,472)
Materials - (0.91)%
Scotts Miracle-Gro	(4,000)	(278,000)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $5,163,991)		(5,359,143)

Total Securities Sold Short
(Proceeds $6,957,504)		$(7,095,776)

	Contracts
PURCHASED OPTIONS † (c) - 1.20%
Alerian,
Expires 06/18/2016, Strike Price: $12.00	100	$4,000
Expires 06/18/2016, Strike Price: $13.00	200	1,000
Allergan,
Expires 06/18/2016, Strike Price: $215.00	10	21,900
AMC Networks,
Expires 06/18/2016, Strike Price: $70.00	210	3,150
Crestwood Equity Partners,
Expires 07/16/2016, Strike Price: $15.00	35	22,050
Gogo,
Expires 06/18/2016, Strike Price: $11.00	100	8,000
iShares MSCI United Kingdom,
Expires 07/16/2016, Strike Price: $16.00	540	27,000
iShares Russell 2000,
Expires 07/16/2016, Strike Price: $111.00	45	4,680
Expires 08/20/2016, Strike Price: $112.00	750	222,000
LinkedIn Corp.,
Expires 06/18/2016, Strike Price: $145.00	10	1,120
Macquarie Infrastructure Corp.,
Expires 06/18/2016, Strike Price: $75.00	30	900
Pfizer,
Expires 06/18/2016, Strike Price: $34.00	70	6,020
Powershares QQQ Trust Series 1,
Expires 07/16/2016, Strike Price: $104.00	100	4,800
ProShares S&P 500 Dividend Aristocrats,
Expires 06/18/2016, Strike Price: $53.00	10	300
Scorpio Tankers,
Expires 07/16/2016, Strike Price: $7.50	300	1,500
Sinclair Broadcast Group,
Expires 06/18/2016, Strike Price: $30.00	50	9,500

The accompanying notes are an integral part of the financial statements.

13

	Contracts	Value
SPDR S&P Metals & Mining,
Expires 06/18/2016, Strike Price: $21.00	50	$2,250
Expires 06/18/2016, Strike Price: $22.00	50	4,300
SPDR S&P500 ETF Trust,
Expires 06/18/2016, Strike Price: $203.00	10	640
Expires 07/16/2016, Strike Price: $208.00	10	2,610
Toll Brothers,
Expires 06/18/2016, Strike Price: $30.00	75	2,625
Utilities Select Sector SPDR Fund,
Expires 06/18/2016, Strike Price: $48.00	150	5,700
Viacom,
Expires 06/18/2016, Strike Price: $40.00	40	1,200
ViaSat,
Expires 06/18/2016, Strike Price: $65.00	40	2,000
Yahoo!,
Expires 06/18/2016, Strike Price: $37.00	30	5,250

TOTAL PURCHASED OPTIONS
(Cost $384,152)		$364,495

WRITTEN OPTIONS † (c) - (0.67)%
Crestwood Equity Partners,
Expires 06/18/2016, Strike Price: $17.50	(55)	$(26,400)
Expires 06/18/2016, Strike Price: $20.00	(50)	(10,100)
Deere,
Expires 06/18/2016, Strike Price: $75.00	(20)	(200)
iShares MSCI United Kingdom,
Expires 06/18/2016, Strike Price: $16.00	(516)	(15,480)
iShares Russell 2000,
Expires 07/16/2016, Strike Price: $104.00	(335)	(8,040)
Expires 08/20/2016, Strike Price: $104.00	(1,000)	(119,000)
Powershares QQQ Trust Series 1,
Expires 07/16/2016, Strike Price: $97.00	(50)	(550)
Simon Property Group,
Expires 06/18/2016, Strike Price: $195.00	(10)	(2,270)
Sinclair Broadcast Group,
Expires 06/18/2016, Strike Price: $30.00	(20)	(3,800)
Utilities Select Sector SPDR Fund,
Expires 06/18/2016, Strike Price: $44.00	(150)	(450)
Williams Partners,
Expires 06/18/2016, Strike Price: $27.50	(30)	(15,450)
Expires 06/18/2016, Strike Price: $32.50	(25)	(2,650)

TOTAL WRITTEN OPTIONS
(Premiums Received $207,417)		$(204,390)

†

For the year ended May 31, 2016, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the year.

The accompanying notes are an integral part of the financial statements.

14

CCM Alternative Income Fund

A list of the open futures contracts held by the Fund at May 31, 2016 is as follows ‡:

Type of Contract	Number of Contracts Short	Expiration Date	Unrealized (Depreciation)
CAC Currency	(12)	Jun-2016	$(8,014)
CBT 10-Year DSF	(23)	Jun-2016	(21,142)
CBT 5-Year DSF	(25)	Jun-2016	(7,093)
Russell 2000 Index E-MINI	(6)	Jun-2016	(45,111)
S&P 500 Index E-MINI	(13)	Jun-2016	(67,804)
U.S. 10-Year Treasury Note	(32)	Jun-2016	(21,804)
U.S. Long Treasury Bond	(15)	Jun-2016	(29,323)
U.S. 2-Year Treasury Note	(5)	Jun-2016	(1,579)
U.S. 5-Year Treasury Note	(13)	Jun-2016	(7,745)
			$(209,615)

‡	For the year ended May 31, 2016, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the year.

(a)	Underlying security for a written/purchased option.
(b)	Securities considered to be Master Limited Partnerships. At May 31, 2016, these securities amounted to $1,837,673 or 6.04% of total net assets.
(c)	Non-income producing security.
(d)	REIT - Real Estate Investment Trust
(e)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2016.
(f)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2016 is $3,592,238, which represents 11.80% of total net assets.

(g)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2016, these securities amounted to $1,251,096, which represents 4.11% of total net assets.

(h)	All or a portion of this security has been committed as collateral for open short positions.
(i)	The rate shown is the 7-day effective yield as of May 31, 2016.
(j)	Interest only security.

ADR — American Depositary Receipt

CBT — Chicago Board of Trade

CAC — Canadian Currency

Cl — Class

DSF — Deliverable Swap Future

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

TSX — Toronto Stock Exchange

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

15

Statement of Assets and Liabilities as of May 31, 2016

Assets:
Investments, at fair value (identified cost — $36,140,654)	$37,854,429
Foreign currency, at value (cost — $5,047)	5,024
Receivables:
Dividends and interest	360,950
Investment securities sold	355,568
Variation margin	10,320
Capital shares sold	4,658
Due from Broker	900,193
Options purchased, at value (cost — $384,152)	364,495
Cash pledged as collateral for futures contracts	305,305
Prepaid expenses	11,560
Total Assets	$40,172,502
Liabilities:
Securities sold short (proceeds — $6,957,504)	$7,095,776
Payables:
Investment securities purchased	472,071
Distributions to Shareholders	38,238
Capital shares redeemed	33,395
Advisory fees due to Advisor	20,169
Dividend expense on securities sold short	18,422
Variation margin	9,074
Shareholder servicing fees	5,070
Administration fees	2,281
Chief Compliance Officer fees	556
Trustees' fees	244
Due to Broker	1,800,419
Options written, at value (premiums received — $207,417)	204,390
Other accrued expenses	40,017
Total Liabilities	$9,740,122
Net Assets:	$30,432,380
Net Assets consist of:
Paid-in capital	$32,192,631
Distributions in excess of net investment income	(103,806)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(3,005,672)
Net unrealized appreciation on investments and securities sold short	1,575,503
Net unrealized depreciation on options	(16,630)
Net unrealized depreciation on futures contracts	(209,615)
Net unrealized depreciation on foreign currency translation	(31)
Net Assets	$30,432,380
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 3,150,185 shares outstanding)	$30,432,380
Net Asset Value, offering and redemption price per share —
Institutional	$9.66

The accompanying notes are an integral part of the financial statements.

16

CCM Alternative Income Fund

Statement of Operations for the fiscal year ended May 31, 2016

Investment Income:
Dividends	$949,137
Interest	1,066,280
Less: Foreign Taxes Withheld	(3,551)
Total investment income	2,011,866
Expenses:
Investment advisory fees	303,630
Shareholder servicing fees	60,727
Dividend expense on securities sold short	177,207
Prime Broker fees	172,220
Professional fees	27,348
Chief Compliance Officer fees	25,728
Registration and filing expenses	19,962
Accounting and administration fees	19,422
Custodian fees	18,691
Printing fees	9,533
Trustees' fees	6,202
Transfer agent fees	4,259
Other	12,784
Total expenses	857,713
Less:
Investment advisory fee waiver	(22,358)
Net expenses	835,355
Net investment income	1,176,511
Realized and unrealized gain (loss) on:
Net realized loss on investments	(923,389)
Net realized gain on investment securities sold short	381,257
Net realized loss on futures contracts	(736,367)
Net realized loss on options	(424,927)
Net realized loss on foreign currency transactions	(11,556)
Net realized loss	(1,714,982)
Net change in unrealized appreciation on investments	423,902
Net change in unrealized depreciation on securities sold short	(164,918)
Net change in unrealized appreciation on futures contracts	80,839
Net change in unrealized depreciation on options	(32,222)
Net change in unrealized depreciation on foreign currency translation	(12)
Net change in unrealized appreciation	307,589
Net realized and unrealized loss	(1,407,393)
Net decrease in net assets resulting from operations:	$(230,882)

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Operations:
Net investment income	$1,176,511	$880,559
Net realized loss on investments, securities sold short, futures contracts, options and foreign currency transactions	(1,714,982)	(1,236,359)
Net change in unrealized appreciation on investments, securities sold short, futures contracts, options and foreign currency translation	307,589	356,506
Net increase (decrease) in net assets resulting from operations	(230,882)	706
Distributions to shareholders from:
Net investment income	(1,150,302)	(889,174)
Return of Capital	(100,776)	(45,847)
Total distributions	(1,251,078)	(935,021)
Capital share transactions:
Institutional
Shares issued	5,160,527	17,929,407
Shares reinvested	968,777	731,243
Shares redeemed	(5,241,425)	(2,940,747)
Increase in net assets from capital share transactions	887,879	15,719,903
Increase (decrease) in net assets	(594,081)	14,785,588
Net Assets:
Beginning of year	31,026,461	16,240,873
End of year	$30,432,380	$31,026,461
Distributions in excess of net investment income	$(103,806)	$(28,854)
Share Transactions:
Institutional
Shares issued	530,259	1,731,944
Shares reinvested	100,467	71,198
Shares redeemed	(542,374)	(287,299)
Increase in shares	88,352	1,515,843
Institutional outstanding at beginning of year	3,061,833	1,545,990
Institutional at end of year	3,150,185	3,061,833

The accompanying notes are an integral part of the financial statements.

18

CCM Alternative Income Fund

Financial Highlights—Per share data
(for a share outstanding throughout each year/period)

	Institutional
	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Period Ended May 31, 2013(a)
Net Asset Value, Beginning of Period/Year	$10.13	$10.51	$10.00	$0.00
Shares Issued	—	—	—	10.00
Investment Operations:
Net investment income(b)	0.38	0.36	0.22	—
Net realized and unrealized gain (loss) on investments	(0.45)	(0.38)	0.50	—
Total from investment operations	(0.07)	(0.02)	0.72	—
Distributions from:
Net investment income	(0.37)	(0.34)	(0.21)	—
Net capital gains	—	—	— (c)	—
Net return of capital	(0.03)	(0.02)	—	—
Total distributions	(0.40)	(0.36)	(0.21)	—
Net Asset Value, End of Period/Year	$9.66	$10.13	$10.51	$10.00
Total return	(0.63%)	(0.19%)	7.24%	0.00	%(d)
Ratios/Supplemental Data
Net assets, end of period/year (in 000s)	$30,432	$31,026	$16,241	$2,250
Ratio of expenses to average net assets
Before fee waiver	2.83%	2.90%	4.65%	—	%(a)
After fee waiver(e)	2.76%	2.62%	2.89%	—	%(a)
Ratio of net investment income to average net assets	3.89%	3.47%	2.16%	—	%(a)
Portfolio turnover rate	86%	131%	109%	—	%(f)

(a)	Commenced operations May 31, 2013 with a seed investment of capital from the Advisor and another affiliate.
(b)	Based on the average daily number of shares outstanding during the period.
(c)	The amount represents less than $0.01 per share.
(d)	Return is for the period indicated and has not been annualized.
(e)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.60%.
(f)	Not Annualized.

The accompanying notes are an integral part of the financial statements.

19

Notes to Financial Statements May 31, 2016

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2016, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,592,238.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

20

CCM Alternative Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

●	Dealer prices for similar assets in active markets

●	Quoted prices for identical or similar assets in non-active markets

●	Inputs other than quoted prices that are observable

●	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

●	Matrix pricing

●	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

21

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2016.

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$13,154,156	$—		$13,154,156
Common Stock	9,966,893	—	—		9,966,893
U.S. Government & Agency Obligations	—	1,201,013	3,342,017		4,543,030
Preferred Stock	—	3,136,310	—		3,136,310
Corporate Bonds	—	3,055,600	—		3,055,600
Closed-End Funds	2,297,133	—	—		2,297,133
Asset-Backed Securities	—	203,210	250,221		453,431
Short-Term Investment	1,247,876	—	—		1,247,876
Total Assets	$13,511,902	$20,750,289	$3,592,238	*	$37,854,429

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(1,736,633)	$—	$—	$(1,736,633)
Common Stock	(5,359,143)	—	—	(5,359,143)
Total Liabilities	$(7,095,776)	$—	$—	$(7,095,776)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$364,495	$—	$—	$364,495
Written Options	(204,390)	—	—	(204,390)
Futures**
Unrealized Depreciation	(209,615)	—	—	(209,615)
Total Other Financial Instruments	$(49,510)	$—	$—	$(49,510)

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

**	Futures contracts are valued at the unrealized depreciation on the instrument.

22

CCM Alternative Income Fund

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$3,916,579
Accrued discounts/premiums	(1,454)
Realized gain/(loss)	(454)
Change in appreciation/(depreciation)	88,041
Purchases	—
Sales	(307,622)
Amortization sold	56
Transfer into Level 3	—
Transfer out of Level 3	(353,129)
Ending balance as of May 31, 2016	$3,342,017
Change in unrealized gains included in earnings related to securities still held at reporting date	$86,856

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2015	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	303
Purchases	249,918
Sales	—
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2016	$250,221
Change in unrealized gains included in earnings related to securities still held at reporting date	$303

For the fiscal year ended May 31, 2016, there were transfers between Level 1 and Level 2 assets and liabilities. The transfers were due to changes in the availability of quoted price inputs used to determine fair vlue. For the fiscal year ended May 31, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the fiscal year ended May 31, 2016, there have been no significant changes to the Fund’s fair value methodologies.

23

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$ 2,446,415	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 9.43 - 18.60 years (14.01 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Spread to Benchmark	N+322 - N+477 (N+425)
			Offered Quotes Variance to Mark	-0.33% - 4.65% (0.69%)
USDA Loans	$ 895,602	Matrix Pricing	Structure	40 year term, with 3 years remaining in lockout (3%, 2%, 1%)
			Spread to Benchmark	N-122
			Offered Quotes Variance to Mark	N/A
Asset-Backed Security	$ 250,221	Matrix Pricing	Structure	Fixed Rate Coupons
			Spread to Benchmark	N+225
			Offered Quotes Variance to Mark	NA

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

24

CCM Alternative Income Fund

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts

25

are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2016.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the fiscal year ended May 31, 2016.

26

CCM Alternative Income Fund

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Written options transactions entered into during the fiscal year ended May 31, 2016 are summarized as follows:

	Number of Contracts	Premium
Balance at the beginning of the year	(1,712)	$(119,115)
Written	(23,603)	(2,847,265)
Expired	4,680	379,672
Closing buys	18,374	2,379,291
Balance at the end of the year	(2,261)	$(207,417)

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

27

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2016 were as follows:

	Shares	Amount
Institutional
Shares issued	530,259	$5,160,527
Shares reinvested	100,467	968,777
Shares redeemed	(542,374)	(5,241,425)
Net Increase	88,352	$887,879

Transactions in shares of the Fund for the fiscal year ended May 31, 2015 were as follows:

	Shares	Amount
Institutional Shares
Shares issued	1,731,944	$17,929,407
Shares reinvested	71,198	731,243
Shares redeemed	(287,299)	(2,940,747)
Net Increase	1,515,843	$15,719,903

28

CCM Alternative Income Fund

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the fiscal year ended May 31, 2016, were as follows:

Purchases:
U.S. Government	$—
Other	34,143,525
Sales and Maturities:
U.S. Government	$758,286
Other	29,928,965

At May 31, 2016, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$36,500,558
Gross unrealized appreciation	2,054,841
Gross unrealized depreciation	(700,970)
Net appreciation on investments	$1,353,871

At May 31, 2016, the cost of securities sold short for income tax purposes and the gross unrealized appreciation (depreciation) of securities sold short for tax purposes was as follows:

Cost of securities sold short	$6,957,504
Gross unrealized appreciation	246,074
Gross unrealized depreciation	(384,346)
Net depreciation on securities sold short	$(138,272)

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows. The period-end fair values on the Schedule of Investments and the amounts of realized and changes in unrealized gains and losses as disclosed on the Statement of Operations are generally indicative of the volume of the Fund’s derivative activity for the period.

29

The fair value of derivative instruments as of May 31, 2016, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized depreciation on futures contracts	$—	$(8,014)
Interest rate contracts	Net unrealized depreciation on futures contracts	—	(88,686)
Equity contracts	Net unrealized depreciation on futures contracts	—	(112,915)
	Options purchased, at value/Options written, at value	364,495	(204,390)
		$364,495	$(414,005)

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2016, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$46,840	$10,808	$57,648
Interest rate contracts Futures Contracts	(878,635)	131,260	(747,375)
Equity contracts Futures Contracts	95,428	(61,229)	34,199
Options	(424,927)	(32,222)	(457,149)
	$(1,161,294)	$48,617	$(1,112,677)

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

30

CCM Alternative Income Fund

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of May 31, 2016				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$10,320	$(9,074)	$1,246	$—	$—	$1,246
Total	$10,320	$(9,074)	$1,246	$—	$—	$1,246

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2016				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
JPMorgan	$(9,074)	$9,074	$—	$—	$—	$—
Total	$(9,074)	$9,074	$—	$—	$—	$—

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 1.00% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2016, the Advisor was entitled to receive advisory fees of $303,630.

The Board of Trustees of the Trust has approved Badge Investment Partners LLC (the “Sub-Advisor”) to provide sub-advisory services with respect to the Fund pursuant to a Sub-Advisory Agreement between the Advisor and Sub-Advisor. The Advisor pays the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provides certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the fiscal year ended May 31, 2016, the Advisor paid the Sub-Advisor $158,440 in sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the

31

beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2017. For the fiscal year ended May 31, 2016, the Fund incurred expenses under the Services Plan of $60,727.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2017 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.60% of the average daily net assets of the Institutional Shares. The Advisor waived $22,358 of these fees. The Advisor may not recoup waived fees and reimbursed expenses.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2016, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

This reclassification had no effect on net asset value per share.

Decrease Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$(385)	$127,510	$(127,125)

32

CCM Alternative Income Fund

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2016	Fiscal Year Ended May 31, 2015
Distributions declared from:
Ordinary income	$1,150,302	$889,174
Return of Capital	100,776	45,847
Total Distributions	$1,251,078	$935,021

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2016, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(2,231,710)
Other temporary differences	(666,186)
Unrealized appreciation, net	1,137,645
Accumulated losses, net	$(1,760,251)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2016, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$1,906,848	$324,862	$2,231,710

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

33

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 –SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

34

CCM Alternative Income Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
the CCM Alternative Income Fund

We have audited the accompanying statement of assets and liabilities of CCM Alternative Income Fund (the “Fund”), including the schedule of investments, as of May 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and at May 31, 2013. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CCM Alternative Income Fund as of May 31, 2016, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended and at May 31, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

New York, New York

July 29, 2016

35

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2016:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
8.16%	0.00%	91.84%	100.00%	18.37%	39.54%	0.00%	54.93%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

36

CCM Alternative Income Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

37

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 66	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 79	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 80	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 60	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 81	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 76	President	1/29/04	Vice Chair, Community Capital Management, Inc. since February 2015; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 44	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

				N/A	N/A

38

CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 45	Treasurer	4/1/14

Chief Financial Officer of Community Capital Management, Inc. since July 2014; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.

				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 48	Chief Compliance Officer	12/18/09

President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services,

LLC from 2009 to 2011; Chief Compliance Officer of Community Capital

Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global

Investment Management,

LLC from 2004 to 2007.

				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 56	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
4.

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

39

Approval of Advisory and Sub-Advisory Agreements (Unaudited)

At a meeting held on April 28-29, 2016, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved (1) the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) and (2) the continuation of the Sub-Advisory Agreement between the Advisor and Sub-Advisor with respect to the Fund for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement and Sub-Advisory Agreement, in particular, letters from the Advisor and Sub-Advisor responding to specific questions from the Trustees relating to the Advisory Agreement and Sub-Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s/Sub-Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s/Sub-Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s/Sub-Advisor’s investment philosophy and process; (iv) the Advisor’s/Sub-Advisor’s assets under management; (v) the current advisory/sub-advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory/sub-advisory fee and expenses as compared to other funds; (vii) the Advisor’s and Sub-Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor/Sub-Advisor arising from its advisory/sub-advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement, including the matters covered at the March 31, 2016 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor and Sub-Advisor relating to the Advisory Agreement and Sub-Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement and Sub-Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement and Sub-Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor and Sub-Advisor have the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor and Sub-Advisor would provide to the Fund under the Advisory Agreement and Sub-Advisory Agreement, respectively, and the expenses incurred by the Advisor and Sub-Advisor in the performance of such services, the compensation to be paid to the Advisor and Sub-Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s and Sub-Advisor’s direct and indirect expenses in providing advisory and sub-advisory services to the Fund was reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund o continue the Advisory Agreement with the Advisor and the Sub-Advisory Agreement between the Advisor and Sub-Advisor with respect to the Fund for an additional one-year period.

THIS PAGE INTENTIONALLY LEFT BLANK.

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

May 31, 2016

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CRA Qualified Investment Fund Annual Report to Shareholders for the year ended May 31, 2016.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, during the past fiscal year, the Fund surpassed $6.2 billion invested in targeted, community development securities.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Schedule of Investments	7
Statement of Assets and Liabilities	29
Statement of Operations	30
Statements of Changes in Net Assets	31
Financial Highlights	33
Notes to Financial Statements	36
Report of Independent Registered Public Accounting Firm	48
Notice to Shareholders	49
Trustees and Officers	50
Approval of Advisory Agreement	53

Manager’s Discussion & Analysis

The year ending May 31, 2016 experienced major geopolitical events and the Federal Reserve (“the Fed”) finally delivered its long awaited quarter point rate increase. Economic indicators continue to show mixed results with inflation maintaining below the 2% Fed Target. Timing remains uncertain on the future path of the Fed’s interest rate policy.

Thus far in 2016, the stock market (as measured by the S&P 500 Index) has returned 3.57% (through the end of May) and the bond market (as measured by the Barclays U.S. Aggregate Bond Index) is up 3.45%. Over the last twelve months ending May 31, 2016, the S&P 500 Index returned 1.71% and the Barclays U.S. Aggregate Bond Index returned 2.99%.

The yield curve flattened during the fiscal year ending May 31, 2016 with the yield differential between two-year Treasuries and 10-year Treasuries decreasing by 0.55%. The yield on the 10-year bond stood at 1.847% as of May 31, 2016.

For the twelve-months ending May 31, 2016, all three of the Fund’s share classes underperformed its benchmark, the Barclays U.S. Aggregate Bond Index (“Barclays Agg”). The CRA Share Class delivered total returns of 2.22%, the Institutional Share Class delivered total returns of 2.69% and the Retail Share Class delivered total returns of 2.34%. The Fund’s multifamily agency mortgage-backed securities (“MBS”) and single family agency MBS were the best performing sectors during this time period.

For the same period, the Barclays Agg had a total return of 2.99%. U.S. Credit securities were the best performing assets (as measured by the U.S. Credit sub-category within the benchmark) returning 3.32%% compared to 2.94% return for U.S. Government (as measured by the U.S. Government sub-sector) and 2.71% for U.S. MBS securities (as measured by the U.S. MBS sub-sector). Per its mandate, the CRA Qualified Investment Fund does not have any exposure to U.S. Credit securities.

Community Capital Management, Inc. strives to manage the duration of the Fund in a 10 to 20% band around that of the Barclays U.S. Aggregate Bond Index. At the end of May, duration was 4.57 years versus the Index’s duration of 5.53 years.

Past performance is no guarantee of future results. This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 5%.

The Community Reinvestment Act Qualified Investment Fund is distributed by SEI Investments

Distribution Co., which is not affiliated with Community Capital Management, Inc.

The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2016 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2016	Five Years Ended May 31, 2016	Ten Years Ended May 31, 2016	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	2.22%	2.44%	3.93%	4.38%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	2.69%	2.90%	4.34%	4.63%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	2.34%	2.55%	4.00%	4.43%**
Barclays U.S. Aggregate Bond Index	2.99%	3.33%	4.97%	5.39%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to a broad based index, the Barclays U.S. Aggregate Bond Index (the “U.S. Aggregate Index”). The U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†

The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2016 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007, adjusted to reflect the distribution fees paid by CRA Shares.

††

The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2016 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007, adjusted to reflect the distribution fees paid by CRA Shares.

Top Ten Holdings*
(% of Net Assets)

FNMA Single Family, 3.50%, 03/01/2046	1.18%
GNMA Multifamily, 4.85%, 08/15/2055	1.00%
FNMA Single Family, 3.50%, 07/01/2045	0.92%
FNMA Single Family, 3.50%, 01/01/2046	0.86%
FNMA Single Family, 3.50%, 07/01/2045	0.78%
FNMA Single Family, 3.50%, 02/01/2046	0.74%
FNMA Single Family, 3.50%, 02/01/2046	0.74%
GNMA Multifamily, Ser 125 , Cl AB 2.35%, 04/16/2047	0.65%
FNMA Single Family, 3.50%, 09/01/2045	0.65%
FNMA Single Family, 3.50%, 05/01/2045	0.65%
8.17%

*	Excludes Short-Term Investments

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	0.22%
Certificates of Deposit	0.07%
Corporate Bonds	0.34%
FGLMC Single Family	2.52%
FHA Project Loans	0.82%
FNMA Multifamily	16.35%
FNMA Single Family	27.55%
GNMA Multifamily	22.59%
GNMA Single Family	2.93%
HUD	0.76%
Miscellaneous Investment	0.00%
Money Market Fund	4.37%
Municipal Bonds	19.55%
Small Business Administration	3.84%
Small Business Administration Participation Certificates	0.01%
USDA Loan	0.06%
Liabilities in Excess of Other Assets	(1.98)%
100.00%

The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2016 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2015 and held for the six-month period ended May 31, 2016.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher

		Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period* December 1, 2015 Through May 31, 2016
Actual	CRA Shares	$1,000.00	$1,017.20	$4.59
	Institutional Shares	1,000.00	1,019.50	2.32
	Retail Shares	1,000.00	1,017.80	4.09
Hypothetical	CRA Shares	$1,000.00	$1,020.45	$4.60
(5% return	Institutional Shares	1,000.00	1,022.70	2.33
before expenses)	Retail Shares	1,000.00	1,020.95	4.09

*

Expenses are equal to the annualized expense ratios of 0.91%, 0.46%, and 0.81% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 183 days/366 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.72%, 1.95% and 1.78% for the period December 1, 2015 to May 31, 2016 for CRA Shares, Institutional Shares and Retail Shares, respectively.

Schedule of Investments May 31, 2016
	Principal Amount	Value
CORPORATE BONDS - 0.34%
Salvation Army
5.50%, 09/01/2018	$1,375,000	$1,473,959
5.64%, 09/01/2026	4,400,000	4,931,916
TOTAL CORPORATE BONDS (Cost $5,738,680)		6,405,875

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 77.43%
FGLMC Single Family - 2.52%
Pool Q16506, 3.00%, 02/01/2043	210,678	215,855
Pool Q40627, 3.00%, 05/01/2046	7,547,159	7,732,584
Pool Q06793, 3.50%, 03/01/2042	220,797	231,894
Pool Q07121, 3.50%, 04/01/2042	733,908	768,489
Pool Q07147, 3.50%, 04/01/2042	107,513	112,688
Pool Q07398, 3.50%, 04/01/2042	178,206	186,801
Pool Q07899, 3.50%, 05/01/2042	317,198	332,746
Pool Q08196, 3.50%, 05/01/2042	240,373	251,502
Pool Q08758, 3.50%, 06/01/2042	819,168	860,520
Pool Q09142, 3.50%, 06/01/2042	883,793	927,954
Pool Q09347, 3.50%, 07/01/2042	772,904	811,377
Pool Q37430, 3.50%, 11/01/2045	5,434,354	5,685,956
Pool Q38376, 3.50%, 01/01/2046	7,361,519	7,702,345
Pool Q39359, 3.50%, 03/01/2046	7,391,225	7,733,427
Pool Q40641, 3.50%, 05/01/2046	3,299,376	3,452,132
Pool A95574, 4.00%, 12/01/2040	230,596	247,809
Pool A97097, 4.00%, 02/01/2041	192,605	205,352
Pool A97712, 4.00%, 03/01/2041	679,374	733,606
Pool Q03658, 4.00%, 10/01/2041	500,798	533,951
Pool Q04226, 4.00%, 10/01/2041	325,746	347,312
Pool Q39374, 4.00%, 03/01/2046	171,328	183,278
Pool A91363, 4.50%, 03/01/2040	598,198	655,173
Pool A91756, 4.50%, 03/01/2040	496,480	544,159
Pool A92905, 4.50%, 06/01/2040	336,971	368,210
Pool A93467, 4.50%, 08/01/2040	308,166	337,633
Pool Q01597, 4.50%, 05/01/2041	688,463	751,870
Pool Q02377, 4.50%, 07/01/2041	284,956	310,015
Pool A68734, 5.00%, 07/01/2037	21,698	23,878
Pool A91364, 5.00%, 03/01/2040	442,497	489,209
Pool A91757, 5.00%, 04/01/2040	154,776	170,460
Pool A92906, 5.00%, 07/01/2040	508,417	565,276
Pool A56707, 5.50%, 01/01/2037	72,727	80,913
Pool A58653, 5.50%, 03/01/2037	119,228	132,694
Pool A68746, 5.50%, 10/01/2037	152,656	169,816
Pool A76192, 5.50%, 04/01/2038	312,644	349,497
Pool A76444, 5.50%, 04/01/2038	199,887	222,411
Pool A78742, 5.50%, 06/01/2038	1,127,243	1,260,559
Pool A83074, 5.50%, 11/01/2038	52,168	58,025
Pool G06072, 6.00%, 06/01/2038	773,020	877,750
Pool G06073, 6.50%, 10/01/2037	975,257	1,170,358
		47,795,484
FHA Project Loans - 0.82%
Pool 023-98141, 6.00%, 03/01/2047 (a)	3,007,392	3,232,252
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,708,642	6,255,844
Pool Canton, 6.49%, 06/01/2046 (a)	4,590,031	4,979,982

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 023-98146, 6.51%, 07/01/2047 (a)	$611,353	$669,945
Pool A35271, 6.95%, 06/01/2035 (a)	280,431	280,142
Pool Reilly, 7.43%, 08/25/2021 (a)	102,330	102,299
		15,520,464
FNMA Multifamily – 16.35%
Pool AM8728, 0.74%, 05/01/2025 (b)	5,876,973	5,833,099
Pool AM4462, 0.88%, 11/01/2023 (b)	1,158,777	1,165,393
Pool AM4701, 0.93%, 11/01/2023 (b)	6,204,441	6,201,044
Pool AN1342, 1.11%, 05/01/2026 (b)	750,000	750,779
Pool AM6550, 1.21%, 01/01/2019	289,547	289,473
Pool AM1758, 1.69%, 12/01/2019	1,411,924	1,420,349
Pool AM2208, 1.81%, 01/01/2020	703,555	710,499
Pool AM1082, 2.21%, 10/01/2019	4,873,324	4,871,279
Pool 471510, 2.29%, 06/01/2019	697,774	712,845
Pool AM2024, 2.30%, 01/01/2023	1,028,223	1,039,946
Pool AN1684, 2.30%, 06/01/2023 (a)	2,760,000	2,802,797
Pool AM2274, 2.31%, 01/01/2023	1,882,666	1,918,197
Pool AM1114, 2.34%, 11/01/2022	3,506,719	3,579,551
Pool AM0344, 2.41%, 08/01/2022	2,424,487	2,484,552
Pool AM3179, 2.42%, 04/01/2023	7,782,139	7,909,634
Pool AM0671, 2.45%, 09/01/2022	3,856,365	3,977,508
Pool AM1718, 2.46%, 02/01/2023	944,318	962,453
Pool AM2198, 2.48%, 01/01/2023	1,936,013	1,991,260
Pool AM3905, 2.57%, 07/01/2018	603,259	613,022
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,888,380
Pool AM8016, 2.60%, 02/01/2022	2,224,375	2,301,602
Pool AM8148, 2.68%, 03/01/2027	5,000,000	5,096,734
Pool AN1428, 2.69%, 04/01/2026	1,557,764	1,598,013
Pool AM0043, 2.71%, 07/01/2022	354,079	368,907
Pool 469829, 2.72%, 12/01/2018	277,533	286,242
Pool AN0668, 2.75%, 10/01/2021	5,132,501	5,350,562
Pool AN0761, 2.75%, 10/01/2021	2,883,741	3,005,307
Pool AN0777, 2.75%, 11/01/2021	5,872,961	6,122,230
Pool 466487, 2.77%, 11/01/2017	3,953,042	4,015,986
Pool AM9007, 2.78%, 05/01/2025	983,611	1,018,504
Pool 468194, 2.80%, 06/01/2016	3,047,150	3,045,928
Pool AN0454, 2.80%, 02/01/2026	1,200,000	1,241,476
Pool AM8561, 2.82%, 04/01/2025	3,434,872	3,566,899
Pool Holladay Hills, 2.84%, 07/01/2026 (a)	6,600,000	6,700,320
Pool 466009, 2.84%, 09/01/2017	1,809,705	1,834,670
Pool AN0876, 2.85%, 02/01/2026	1,493,540	1,551,331
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,284,266
Pool AM6234, 2.88%, 07/01/2021	2,169,553	2,267,684
Pool 471460, 2.88%, 06/01/2022	1,635,013	1,717,060
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,717,728
Pool 471204, 2.90%, 05/01/2022	781,769	821,542
Pool AM7627, 2.95%, 01/01/2025	5,500,000	5,756,334
Pool 471372, 2.96%, 05/01/2022	372,417	392,531
Pool AM7593, 2.96%, 01/01/2025	994,680	1,041,519
Pool AM8317, 2.96%, 03/01/2025	196,547	205,816
Pool AM9592, 2.97%, 01/01/2023	1,820,613	1,911,483
Pool AM3663, 2.97%, 07/01/2023	955,646	1,004,212
Pool AN0476, 3.01%, 12/01/2025	2,383,292	2,505,272
Pool AN0915, 3.01%, 02/01/2026	2,340,510	2,460,464
Pool AM7831, 3.04%, 01/01/2025	1,990,103	2,095,315

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 470211, 3.06%, 12/01/2021	$2,323,874	$2,456,464
Pool 470607, 3.08%, 03/01/2022	209,676	222,146
Pool 470619, 3.10%, 03/01/2022	1,642,698	1,721,370
Pool 470756, 3.12%, 03/01/2022	279,581	279,196
Pool 471117, 3.12%, 05/01/2022	511,669	543,641
Pool 471333, 3.12%, 08/01/2022	3,702,372	3,888,735
Pool AM9429, 3.12%, 07/01/2025	1,479,902	1,567,522
Pool AM6769, 3.15%, 09/01/2024	2,925,283	3,103,403
Pool AM7796, 3.16%, 02/01/2022	1,938,515	2,059,868
Pool AM8227, 3.21%, 03/01/2033	2,106,470	2,161,372
Pool AM9393, 3.23%, 07/01/2025	3,950,176	4,210,843
Pool AM9780, 3.31%, 03/01/2031	1,489,335	1,544,976
Pool AM6620, 3.34%, 08/01/2024	2,043,435	2,191,176
Pool 470414, 3.37%, 01/01/2022	467,287	471,744
Pool AM3973, 3.37%, 07/01/2023	3,489,194	3,747,694
Pool AM9804, 3.39%, 11/01/2030	5,320,000	5,587,168
Pool AM9489, 3.40%, 07/01/2030	4,952,530	5,197,142
Pool AM5883, 3.41%, 05/01/2024	1,380,855	1,486,545
Pool AM5986, 3.44%, 06/01/2026	5,000,000	5,422,694
Pool AN0092, 3.45%, 11/01/2032	3,770,594	4,078,503
Pool 469683, 3.54%, 11/01/2021	1,625,031	1,750,713
Pool AN0860, 3.54%, 02/01/2031	2,257,916	2,422,434
Pool AM6060, 3.55%, 06/01/2029	1,944,296	2,086,008
Pool 471656, 3.60%, 06/01/2030	767,533	828,992
Pool AM7220, 3.60%, 11/01/2032	1,028,975	1,076,750
Pool AM4667, 3.69%, 11/01/2023	1,161,568	1,267,282
Pool 466856, 3.74%, 12/01/2020	1,712,429	1,848,820
Pool AN1108, 3.76%, 03/01/2046	3,141,912	3,331,719
Pool AM7937, 3.77%, 06/01/2045	986,635	1,059,132
Pool AN0582, 3.78%, 01/01/2031	422,996	464,335
Pool AM3096, 3.79%, 05/01/2043	374,971	389,690
Pool 469075, 3.82%, 09/01/2021	699,560	762,009
Pool AM9376, 3.83%, 07/01/2045	494,292	518,909
Pool 466973, 3.85%, 01/01/2021	2,178,841	2,383,773
Pool 469548, 3.90%, 11/01/2021	1,652,313	1,807,849
Pool 469094, 3.90%, 09/01/2026	192,060	206,786
Pool 468980, 3.95%, 09/01/2021	744,173	814,315
Pool 468263, 3.98%, 06/01/2021	4,640,561	5,069,801
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,114,526
Pool AM4154, 4.08%, 08/01/2025	1,035,905	1,165,399
Pool 465585, 4.10%, 07/01/2020	1,010,029	1,096,680
Pool 466934, 4.10%, 01/01/2021	473,896	516,076
Pool AM2974, 4.10%, 04/01/2043	1,133,189	1,289,748
Pool 468410, 4.13%, 06/01/2021	350,131	384,470
Pool 470044, 4.15%, 01/01/2027	2,448,228	2,750,849
Pool AM5197, 4.20%, 01/01/2030	3,258,465	3,689,531
Pool 465435, 4.22%, 07/01/2020	437,429	476,967
Pool 467052, 4.23%, 01/01/2021	926,877	1,018,871
Pool 467899, 4.23%, 04/01/2021	437,921	481,763
Pool 469501, 4.28%, 11/01/2029	1,314,406	1,503,872
Pool 467460, 4.33%, 04/01/2021	740,891	818,140
Pool 464304, 4.36%, 01/01/2020	2,995,163	3,253,124
Pool AM5386, 4.37%, 03/01/2030	1,072,651	1,235,142
Pool 463873, 4.38%, 11/01/2019	405,271	438,213
Pool 464855, 4.38%, 04/01/2020	883,759	962,700

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 464772, 4.41%, 03/01/2020	$1,791,100	$1,953,020
Pool 467315, 4.46%, 02/01/2021	1,855,886	2,052,363
Pool 467732, 4.57%, 04/01/2021	277,693	307,428
Pool 469625, 4.68%, 11/01/2041	2,403,997	2,899,562
Pool 468251, 4.76%, 06/01/2026	585,856	679,364
Pool 464133, 4.85%, 01/01/2025	2,022,361	2,349,895
Pool 387517, 5.02%, 08/01/2020	613,735	679,571
Pool 463944, 5.06%, 12/01/2024	1,994,576	2,345,405
Pool 466907, 5.13%, 03/01/2026	395,311	469,165
Pool 387215, 5.19%, 01/01/2023	438,521	497,565
Pool 465394, 5.20%, 03/01/2026	531,992	621,904
Pool 385993, 5.23%, 04/01/2021	3,519,619	3,880,248
Pool 463895, 5.25%, 10/01/2025	3,184,432	3,776,281
Pool 468996, 5.27%, 06/01/2029	1,176,221	1,372,255
Pool 468520, 5.29%, 01/01/2028	1,405,943	1,692,008
Pool 958081, 5.36%, 01/01/2019	2,940,944	3,203,897
Pool 464523, 5.51%, 07/01/2024	1,046,503	1,260,293
Pool 874487, 5.52%, 05/01/2025	498,404	606,096
Pool 463144, 5.54%, 08/01/2024	1,445,956	1,673,610
Pool 873550, 5.55%, 04/01/2024	227,728	269,106
Pool 463000, 5.58%, 08/01/2021	1,246,786	1,430,344
Pool 467505, 5.66%, 03/01/2023	817,676	972,439
Pool 874481, 5.75%, 04/01/2022	3,478,098	3,992,051
Pool 463507, 5.76%, 03/01/2027	3,355,948	4,102,669
Pool 873731, 5.88%, 07/01/2023	1,213,617	1,403,288
Pool 465990, 5.94%, 07/01/2027	463,828	562,442
Pool 387005, 5.95%, 06/01/2022	347,272	403,949
Pool 873949, 5.95%, 09/01/2024	1,254,582	1,455,608
Pool 463657, 5.96%, 10/01/2027	1,112,765	1,382,999
Pool 463839, 5.96%, 11/01/2027	657,963	803,245
Pool 873679, 6.10%, 06/01/2024	440,509	517,607
Pool 467914, 6.10%, 04/01/2041	520,530	674,024
Pool 463997, 6.12%, 12/01/2027	957,630	1,110,358
Pool 958614, 6.22%, 04/01/2027	363,594	441,159
Pool 464836, 6.23%, 03/01/2028	1,700,252	2,016,704
Pool 465259, 6.29%, 04/01/2028	1,254,748	1,471,369
Pool 385229, 6.33%, 09/01/2017	1,059,099	1,097,389
Pool 465260, 6.33%, 06/01/2028	1,538,644	1,837,760
Pool 464254, 6.34%, 11/01/2027	2,521,228	2,897,845
Pool 464969, 6.34%, 04/01/2028	2,561,084	3,155,687
Pool 464890, 6.37%, 04/01/2028	1,455,253	1,695,509
Pool 874736, 6.43%, 10/01/2025	444,126	523,644
Pool 464632, 6.50%, 02/01/2028	482,601	607,035
Pool 465588, 6.55%, 07/01/2028	584,768	744,987
Pool 466756, 6.59%, 12/01/2028	1,780,619	2,335,143
Pool 464473, 6.60%, 02/01/2040	1,061,250	1,384,697
Pool 464573, 6.72%, 02/01/2040	2,242,719	2,741,060
Pool 466595, 6.78%, 11/01/2025	3,655,859	4,575,656
Pool 469854, 8.26%, 12/01/2026	1,599,856	2,003,113
		310,564,403
FNMA Single Family - 27.55%
Pool TBA, 3.00%, 06/13/2042	2,756,454	2,822,998
Pool AB5779, 3.00%, 07/01/2042	269,737	276,877
Pool AB6333, 3.00%, 09/01/2042	1,054,444	1,082,357
Pool AP7482, 3.00%, 09/01/2042	827,740	849,651

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AP9712, 3.00%, 09/01/2042	$868,555	$891,547
Pool AB6817, 3.00%, 10/01/2042	342,521	351,588
Pool AB7486, 3.00%, 12/01/2042	1,948,125	1,999,547
Pool AR5591, 3.00%, 01/01/2043	458,635	470,762
Pool AB8571, 3.00%, 02/01/2043	2,343,859	2,405,889
Pool AR1739, 3.00%, 02/01/2043	217,105	222,839
Pool AT1983, 3.00%, 04/01/2043	2,655,225	2,725,094
Pool AB9496, 3.00%, 05/01/2043	554,175	568,024
Pool AR6415, 3.00%, 05/01/2043	1,579,320	1,620,960
Pool AT0343, 3.00%, 05/01/2043	1,264,999	1,298,254
Pool AS7134, 3.00%, 05/01/2046	4,627,016	4,742,651
Pool AS7340, 3.00%, 06/01/2046	8,330,025	8,538,203
Pool AO3210, 3.50%, 06/01/2042	625,754	655,189
Pool AP2097, 3.50%, 08/01/2042	343,476	359,927
Pool AS0092, 3.50%, 07/01/2043	1,685,855	1,767,415
Pool AU1769, 3.50%, 08/01/2043	1,275,937	1,337,408
Pool AX3104, 3.50%, 09/01/2044	1,224,252	1,282,783
Pool AX0901, 3.50%, 10/01/2044	3,508,764	3,673,809
Pool AS3724, 3.50%, 11/01/2044	6,170,703	6,460,960
Pool AX2559, 3.50%, 11/01/2044	2,745,485	2,883,309
Pool AS3925, 3.50%, 12/01/2044	1,543,739	1,616,353
Pool AX4858, 3.50%, 12/01/2044	6,342,525	6,640,864
Pool AY1745, 3.50%, 12/01/2044	1,163,585	1,218,318
Pool AS4238, 3.50%, 01/01/2045	1,158,429	1,212,919
Pool AX7551, 3.50%, 01/01/2045	3,023,333	3,165,544
Pool AS4392, 3.50%, 02/01/2045	1,241,827	1,300,239
Pool AY4388, 3.50%, 02/01/2045	1,925,907	2,024,403
Pool AS4536, 3.50%, 03/01/2045	4,544,641	4,758,412
Pool AX9585, 3.50%, 03/01/2045	4,248,881	4,448,739
Pool AY5019, 3.50%, 03/01/2045	4,367,642	4,573,087
Pool AS4738, 3.50%, 04/01/2045	9,928,303	10,395,309
Pool AY1387, 3.50%, 04/01/2045	2,387,681	2,499,993
Pool AS4913, 3.50%, 05/01/2045	11,726,449	12,278,036
Pool AY3458, 3.50%, 05/01/2045	8,420,562	8,816,647
Pool AY8252, 3.50%, 05/01/2045	2,134,823	2,235,241
Pool AY8271, 3.50%, 05/01/2045	1,745,466	1,827,569
Pool AS5117, 3.50%, 06/01/2045	11,240,571	11,769,304
Pool AZ2274, 3.50%, 06/01/2045	4,253,754	4,453,841
Pool AZ2316, 3.50%, 06/01/2045	3,184,972	3,334,787
Pool TBA, 3.50%, 06/15/2045	593,731	621,419
Pool AS5351, 3.50%, 07/01/2045	16,773,245	17,562,222
Pool AZ0805, 3.50%, 07/01/2045	14,094,047	14,757,001
Pool AZ5686, 3.50%, 07/01/2045	3,284,550	3,439,049
Pool AS5579, 3.50%, 08/01/2045	6,149,192	6,438,437
Pool AZ5696, 3.50%, 08/01/2045	1,364,670	1,428,862
Pool AS5767, 3.50%, 09/01/2045	11,726,802	12,278,406
Pool AZ2904, 3.50%, 09/01/2045	6,239,132	6,532,607
Pool AZ9193, 3.50%, 09/01/2045	2,597,333	2,719,506
Pool AS5917, 3.50%, 10/01/2045	9,313,349	9,751,429
Pool AZ4755, 3.50%, 10/01/2045	4,653,434	4,886,200
Pool AS6127, 3.50%, 11/01/2045	6,272,705	6,567,759
Pool AS6309, 3.50%, 12/01/2045	7,242,982	7,583,707
Pool BC0066, 3.50%, 12/01/2045	5,385,409	5,638,727
Pool AS6467, 3.50%, 01/01/2046	15,614,022	16,348,550
Pool AS6616, 3.50%, 02/01/2046	13,460,124	14,095,382

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool BC0223, 3.50%, 02/01/2046	$13,337,101	$13,966,566
Pool BC0226, 3.50%, 02/01/2046	2,998,281	3,139,788
Pool AS6785, 3.50%, 03/01/2046	21,401,979	22,412,101
Pool AS6956, 3.50%, 04/01/2046	5,984,367	6,267,427
Pool BC0801, 3.50%, 04/01/2046	6,018,558	6,303,233
Pool AS7135, 3.50%, 05/01/2046	1,851,386	1,938,471
Pool BC6041, 3.50%, 05/01/2046	6,349,280	6,647,976
Pool AC1837, 4.00%, 08/01/2039	426,256	458,218
Pool AE5434, 4.00%, 10/01/2040	478,924	513,352
Pool AE9905, 4.00%, 10/01/2040	390,427	418,335
Pool AE7634, 4.00%, 11/01/2040	740,826	796,901
Pool AE7705, 4.00%, 11/01/2040	444,851	477,055
Pool AE8205, 4.00%, 11/01/2040	343,732	366,920
Pool AE8779, 4.00%, 12/01/2040	132,654	142,471
Pool AH0540, 4.00%, 12/01/2040	102,096	109,536
Pool AH2978, 4.00%, 01/01/2041	536,880	574,994
Pool AH2979, 4.00%, 01/01/2041	276,324	298,068
Pool AH5274, 4.00%, 01/01/2041	1,011,286	1,083,081
Pool AH5643, 4.00%, 01/01/2041	559,731	602,391
Pool AH5665, 4.00%, 02/01/2041	962,237	1,035,543
Pool AH5670, 4.00%, 02/01/2041	595,853	640,352
Pool AH5671, 4.00%, 02/01/2041	584,025	625,984
Pool AH5672, 4.00%, 02/01/2041	324,357	350,472
Pool AH6770, 4.00%, 03/01/2041	448,633	481,998
Pool AH7282, 4.00%, 03/01/2041	723,474	775,412
Pool AH8877, 4.00%, 04/01/2041	339,564	366,876
Pool AI0124, 4.00%, 04/01/2041	89,634	96,328
Pool AI9871, 4.00%, 09/01/2041	1,124,836	1,202,804
Pool AJ3460, 4.00%, 09/01/2041	379,906	406,805
Pool AJ4024, 4.00%, 10/01/2041	670,927	718,560
Pool AJ5285, 4.00%, 11/01/2041	770,605	828,154
Pool AJ7662, 4.00%, 12/01/2041	802,225	859,913
Pool AU9998, 4.00%, 09/01/2043	1,830,233	1,953,912
Pool AS0716, 4.00%, 10/01/2043	3,335,407	3,563,184
Pool AU6713, 4.00%, 10/01/2043	1,602,400	1,720,600
Pool AU6721, 4.00%, 10/01/2043	1,650,362	1,768,037
Pool AU8404, 4.00%, 10/01/2043	1,292,904	1,384,943
Pool AV0191, 4.00%, 10/01/2043	483,045	517,013
Pool AV0214, 4.00%, 10/01/2043	1,039,494	1,109,740
Pool AS0929, 4.00%, 11/01/2043	2,120,535	2,271,796
Pool AU6992, 4.00%, 11/01/2043	1,344,667	1,435,539
Pool AU6999, 4.00%, 11/01/2043	2,619,635	2,827,183
Pool AU7007, 4.00%, 11/01/2043	2,834,215	3,026,693
Pool AS1368, 4.00%, 12/01/2043	1,446,998	1,544,897
Pool AV0670, 4.00%, 12/01/2043	3,471,798	3,719,439
Pool AS1427, 4.00%, 01/01/2044	1,493,054	1,605,405
Pool AV2348, 4.00%, 01/01/2044	4,333,807	4,627,612
Pool AV6342, 4.00%, 01/01/2044	1,929,469	2,066,879
Pool AW0278, 4.00%, 01/01/2044	818,597	878,811
Pool AS1671, 4.00%, 02/01/2044	1,484,263	1,584,431
Pool AV5020, 4.00%, 02/01/2044	4,126,655	4,412,059
Pool AS1877, 4.00%, 03/01/2044	1,127,422	1,210,608
Pool AV7087, 4.00%, 03/01/2044	3,924,576	4,189,841
Pool AS2127, 4.00%, 04/01/2044	1,741,804	1,859,489
Pool AV7157, 4.00%, 04/01/2044	6,157,941	6,574,732

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AW0985, 4.00%, 05/01/2044	$6,778,312	$7,237,352
Pool AW3597, 4.00%, 06/01/2044	6,048,592	6,458,458
Pool AW5358, 4.00%, 06/01/2044	1,181,675	1,265,621
Pool AW6680, 4.00%, 06/01/2044	2,339,724	2,498,178
Pool AS2826, 4.00%, 07/01/2044	9,048,166	9,657,963
Pool AW8968, 4.00%, 07/01/2044	2,539,146	2,710,380
Pool AS3009, 4.00%, 08/01/2044	5,122,134	5,469,072
Pool AW8540, 4.00%, 08/01/2044	4,528,143	4,835,331
Pool AW9273, 4.00%, 08/01/2044	1,567,572	1,679,375
Pool AS3247, 4.00%, 09/01/2044	2,489,850	2,657,758
Pool AS3493, 4.00%, 10/01/2044	2,233,069	2,384,724
Pool AX0902, 4.00%, 10/01/2044	1,785,154	1,906,465
Pool AX3165, 4.00%, 10/01/2044	2,397,548	2,559,376
Pool AS3951, 4.00%, 11/01/2044	922,817	990,951
Pool AX2558, 4.00%, 11/01/2044	999,381	1,073,174
Pool AX4856, 4.00%, 12/01/2044	2,464,375	2,649,736
Pool AX7550, 4.00%, 12/01/2044	831,207	892,559
Pool AY5025, 4.00%, 03/01/2045	3,816,779	4,075,541
Pool AY8277, 4.00%, 05/01/2045	1,287,085	1,374,345
Pool AZ5697, 4.00%, 08/01/2045	2,073,607	2,217,664
Pool AZ2921, 4.00%, 09/01/2045	1,167,525	1,253,930
Pool AZ9195, 4.00%, 09/01/2045	1,557,966	1,663,372
Pool AC4095, 4.50%, 09/01/2039	16,893	18,419
Pool 890226, 4.50%, 08/01/2040	8,439,945	9,209,263
Pool AD8493, 4.50%, 08/01/2040	605,336	663,085
Pool AE3014, 4.50%, 09/01/2040	599,568	655,766
Pool AH5666, 4.50%, 01/01/2041	184,853	201,211
Pool AH5644, 4.50%, 02/01/2041	289,722	315,360
Pool AH6769, 4.50%, 03/01/2041	2,606,927	2,860,921
Pool AH7512, 4.50%, 03/01/2041	661,263	725,011
Pool AH8880, 4.50%, 04/01/2041	751,625	827,783
Pool AH8881, 4.50%, 04/01/2041	959,929	1,044,855
Pool AI0125, 4.50%, 04/01/2041	829,586	907,298
Pool AI2268, 4.50%, 04/01/2041	970,840	1,059,431
Pool AI3491, 4.50%, 06/01/2041	2,570,422	2,804,971
Pool AI5362, 4.50%, 06/01/2041	1,885,218	2,056,879
Pool AI6148, 4.50%, 07/01/2041	779,717	852,611
Pool AI6155, 4.50%, 07/01/2041	2,292,158	2,505,384
Pool AI8446, 4.50%, 07/01/2041	526,966	574,544
Pool AI8166, 4.50%, 08/01/2041	1,615,629	1,758,607
Pool AI8167, 4.50%, 08/01/2041	1,413,410	1,548,745
Pool AI9872, 4.50%, 09/01/2041	915,936	997,000
Pool AJ4025, 4.50%, 10/01/2041	958,671	1,045,866
Pool AV0226, 4.50%, 10/01/2043	569,081	621,549
Pool AV6346, 4.50%, 01/01/2044	871,971	951,202
Pool 890230, 5.00%, 07/01/2040	9,282,686	10,316,404
Pool AD8500, 5.00%, 08/01/2040	850,550	944,506
Pool AH6772, 5.00%, 03/01/2041	229,307	255,070
Pool AH8879, 5.00%, 04/01/2041	475,885	530,316
Pool AI3492, 5.00%, 06/01/2041	300,655	333,219
Pool AI6154, 5.00%, 07/01/2041	289,319	320,659
Pool 890246, 5.50%, 11/01/2038	2,902,730	3,260,007
Pool 890247, 6.00%, 09/01/2038	5,223,712	5,966,322
Pool 886136, 6.50%, 07/01/2036	191,752	219,587
Pool 900106, 6.50%, 08/01/2036	67,478	77,273

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 900649, 6.50%, 09/01/2036	$146,726	$168,025
Pool 947771, 6.50%, 09/01/2037	101,870	116,657
		523,490,968
GNMA Multifamily - 22.59%
Pool 2013-73, 0.98%, 12/16/2035	810,845	801,904
Pool 2013-45, 1.45%, 10/16/2040	1,064,260	1,051,901
Pool 2013-61 A, 1.45%, 01/16/2043	552,186	541,943
Pool 2013-30 A, 1.50%, 05/16/2042	1,467,377	1,440,825
Pool 2013-85 A, 1.55%, 09/16/2046	1,768,756	1,702,701
Pool 2013-7 AC, 1.60%, 03/16/2047	1,848,812	1,808,642
Pool 2012-27 A, 1.61%, 07/16/2039	1,083,284	1,067,810
Pool 2012-139 AB, 1.67%, 02/16/2053	401,566	385,905
Pool 2013-118, 1.70%, 06/16/2036	2,627,058	2,604,288
Pool 2013-50, 1.73%, 05/16/2045	1,609,098	1,546,623
Pool 2013-29 AB, 1.77%, 10/16/2045	1,234,979	1,201,322
Pool 2012-144 AD, 1.77%, 01/16/2053	647,745	627,381
Pool 2013-179 A, 1.80%, 07/16/2037	2,226,188	2,206,320
Pool 2012-99 AE, 1.80%, 02/16/2048	4,727,425	4,600,737
Pool 2013-12 AB, 1.83%, 11/16/2052	269,477	263,990
Pool 2013-72, 1.88%, 05/16/2046	5,304,714	5,183,483
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,861,894	1,821,986
Pool 2014-168 A, 1.90%, 06/16/2041	867,155	867,884
Pool 2012-150 AB, 1.90%, 08/16/2044	207,558	204,448
Pool 2012-120 A, 1.90%, 02/16/2053	1,730,678	1,698,347
Pool 2014-52 A, 1.95%, 09/16/2036	776,679	778,763
Pool 2013-155 A, 1.95%, 03/16/2044	5,189,281	5,165,510
Pool 2012-83 AB, 1.98%, 05/16/2045	1,167,036	1,144,815
Pool 2013-176 AB, 2.00%, 11/16/2038	210,277	209,275
Pool 2013-107 A, 2.00%, 05/16/2040	150,318	149,638
Pool 2013-92 AB, 2.00%, 02/16/2043	1,549,798	1,548,182
Pool 2013-143, 2.00%, 04/16/2043	213,995	212,929
Pool 2013-176 AC, 2.00%, 03/16/2046	3,100,398	3,061,045
Pool 2013-128 AB, 2.00%, 10/16/2051	3,266,717	3,208,822
Pool 2012-72 AB, 2.03%, 02/16/2046	473,633	465,265
Pool AA7789, 2.04%, 11/15/2052	6,989,708	6,947,800
Pool 2012-112 AD, 2.09%, 02/16/2053	297,717	292,177
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	601,732	594,698
Pool 2012-2 AB, 2.11%, 03/16/2037	881,252	881,390
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	301,046	294,695
Pool AA8478, 2.15%, 05/15/2035	366,748	371,056
Pool AA8479, 2.15%, 11/15/2035	761,293	770,121
Pool 2014-67 A, 2.15%, 05/16/2039	3,392,360	3,394,833
Pool 2014-13 BA, 2.15%, 06/16/2040	2,068,391	2,074,079
Pool 2012-70 AB, 2.18%, 08/16/2052	625,249	615,810
Pool 2011-58 A, 2.19%, 10/16/2033	48,730	48,745
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,028,542
Pool 2014-78 A2, 2.20%, 04/16/2047	3,538,417	3,534,606
Pool 2013-94 AB, 2.20%, 03/16/2054	576,896	570,989
Pool 2014-75 A, 2.21%, 06/16/2047	1,510,328	1,520,814
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	298,008
Pool AC5324, 2.23%, 09/15/2032	2,706,776	2,750,388
Pool 2016-40 AH, 2.25%, 03/16/2050	11,245,981	11,175,570
Pool 2012-111 AB, 2.25%, 09/16/2052	4,348,338	4,330,552
Pool 2014-29 AB, 2.30%, 01/16/2041	3,781,900	3,788,095
Pool 2014-130 CA, 2.30%, 11/16/2042	236,573	235,918

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2014-135 CA, 2.30%, 01/16/2051	$1,500,000	$1,485,277
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,437,296
Pool 2015-125 AB, 2.35%, 04/16/2047	12,497,189	12,409,169
Pool 2016-14, 2.40%, 05/16/2046	5,342,333	5,346,698
Pool 2016-40 AH, 2.40%, 06/16/2049	4,368,446	4,367,706
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	223,224	225,152
Pool 2015-183, 2.40%, 07/16/2057	6,671,582	6,655,420
Pool 778465, 2.45%, 09/15/2047	1,725,564	1,748,212
Pool AC9553, 2.47%, 02/15/2048	9,461,456	9,736,058
Pool AE4484, 2.50%, 06/15/2048	4,005,502	4,127,084
Pool 2016-71 AK, 2.50%, 06/16/2048	6,975,000	7,049,203
Pool 2015-114 AD, 2.50%, 11/15/2051	3,577,126	3,600,400
Pool 2013-193 AE, 2.50%, 10/16/2054	2,518,079	2,521,993
Pool 2016-36 A, 2.50%, 03/16/2057	998,131	990,974
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	618,011
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	9,194,351	9,260,138
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	3,761,989	3,751,860
Pool 2016-64 HA, 2.55%, 12/16/2057	2,700,000	2,706,935
Pool 2015-101 AE, 2.60%, 03/16/2052	2,243,263	2,258,530
Pool 2014-153 AC, 2.60%, 06/16/2055	3,719,218	3,741,718
Pool 2015-128 AJ, 2.60%, 11/16/2055	6,238,923	6,243,921
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	7,408,558	7,422,713
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,561,119	1,591,021
Pool 2016-24, 2.60%, 12/16/2056	6,973,730	6,975,431
Pool 2016-41 HA, 2.60%, 06/16/2057	1,979,594	1,959,451
Pool 591746, 2.63%, 06/15/2048	830,560	863,713
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,574,263	1,595,520
Pool 2015-33 AH, 2.65%, 02/16/2045	3,232,882	3,276,838
Pool 2015-86 AC, 2.65%, 03/16/2050	4,831,323	4,913,097
Pool 2015-171 EA, 2.65%, 12/16/2052	99,117	100,155
Pool AB8527, 2.65%, 04/15/2054	2,219,966	2,306,171
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,071,901	2,083,111
Pool 2014-125 A, 2.70%, 03/16/2047	1,927,858	1,962,007
Pool 2012-112 B, 2.70%, 01/16/2053	3,035,000	3,031,521
Pool 2014-175 AC, 2.70%, 08/16/2055	3,250,057	3,303,838
Pool AA1574, 2.73%, 07/15/2032	2,273,960	2,378,665
Pool AC3668, 2.73%, 04/15/2043	6,493,872	6,761,475
Pool 2015-108 A, 2.75%, 01/16/2056	1,488,005	1,515,634
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,748,274	3,813,929
Pool 2010-156 AC, 2.76%, 03/16/2039	1,052,777	1,044,002
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,615,097	3,688,469
Pool 2014-89 AB, 2.80%, 05/16/2054	2,509,811	2,552,810
Pool 2014-186 AH, 2.80%, 08/16/2054	4,791,726	4,890,892
Pool 2015-140 AC, 2.80%, 11/16/2056	3,229,078	3,231,568
Pool 2015-150 AE, 2.80%, 01/16/2057	1,344,180	1,349,250
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,888,829	3,931,563
Pool 2012-35 A, 2.83%, 10/16/2043	86,792	87,943
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	3,319,918	3,366,676
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	739,389	753,349
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,681,247	2,744,230
Pool AA2216, 2.87%, 01/15/2054	917,676	961,918
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	6,709,118	6,841,064
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	3,019,059	3,099,025
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,699,258	1,733,556
Pool AD6658, 2.97%, 01/15/2036	1,493,064	1,572,759

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2011-27 B, 3.00%, 09/16/2034	$495,000	$502,528
Pool 2011-143 A, 3.00%, 07/16/2043	2,670,671	2,709,626
Pool 793935, 3.00%, 05/15/2047	281,230	296,730
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	2,875,000	2,879,132
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,428,820
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,427,344	3,528,506
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	3,600,000	3,694,954
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,233,615
Pool AF4094, 3.05%, 08/15/2035	3,576,671	3,776,870
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,552,907
Pool 2014-47 AG, 3.09%, 02/16/2048	1,380,693	1,424,613
Pool AE4487, 3.10%, 02/15/2047	704,838	746,651
Pool AK8205, 3.10%, 09/15/2055	11,346,858	12,141,867
Pool AG9159, 3.12%, 10/15/2049	3,902,591	4,176,318
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	1,000,000	1,001,095
Pool AK7838, 3.21%, 05/15/2042	2,925,591	3,120,242
Pool 2012-9 A, 3.22%, 05/16/2039	240,646	242,941
Pool AK7840, 3.25%, 03/15/2050	2,146,108	2,295,528
Pool AI1113, 3.37%, 01/15/2050	2,941,762	3,172,919
Pool AN9543, 3.45%, 11/15/2050	1,753,365	1,896,711
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,402,727
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	4,075,164
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,617,121	3,758,672
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,700,302
Pool AD8950, 3.51%, 09/15/2048	2,183,884	2,340,396
Pool AM0526, 3.51%, 05/15/2050	2,636,403	2,838,215
Pool AH5339, 3.55%, 12/15/2050	1,339,297	1,451,609
Pool AA8513, 3.60%, 03/15/2048	773,076	824,615
Pool AD8931, 3.60%, 07/15/2048	1,803,021	1,929,232
Pool AC6851, 3.62%, 08/15/2048	2,969,136	3,179,450
Pool AC6853, 3.62%, 08/15/2048	961,508	1,029,615
Pool AE9650, 3.65%, 08/15/2048	2,981,210	3,070,647
Pool AG5019, 3.73%, 03/15/2049	4,317,420	4,642,116
Pool 661707, 3.75%, 12/15/2054	1,464,048	1,575,734
Pool AG7484, 3.83%, 03/15/2049	1,441,767	1,552,028
Pool 749013, 3.88%, 10/15/2049	474,269	500,749
Pool AO6152, 3.94%, 01/15/2045	2,081,662	2,263,495
Pool AH7386, 4.00%, 11/15/2053	1,978,977	2,135,411
Pool AK4398, 4.00%, 01/15/2057	1,790,200	1,902,828
Pool 768250, 4.01%, 08/15/2052	2,489,258	2,636,539
Pool AF8133, 4.12%, 06/15/2037	1,652,038	1,766,304
Pool 760521, 4.13%, 09/15/2053	7,400,341	7,903,770
Pool AH5333, 4.15%, 06/15/2040	1,140,958	1,238,148
Pool 749575, 4.25%, 11/15/2046	3,001,617	3,161,703
Pool 758139, 4.25%, 02/15/2053	191,095	203,516
Pool AF9883, 4.46%, 09/15/2042	3,969,354	4,401,851
Pool AH1338, 4.61%, 06/15/2055	1,711,840	1,872,126
Pool AF8136, 4.70%, 04/15/2044	1,333,737	1,427,099
Pool AC6886, 4.85%, 08/15/2055	17,497,144	19,085,546
Pool 712102, 5.15%, 11/15/2032	483,491	499,607
Pool 734980, 5.25%, 11/15/2051	1,114,459	1,173,896
Pool 699710, 5.43%, 07/15/2044	370,506	381,622
Pool 637911, 6.00%, 07/15/2035	380,973	382,140
Pool 636413, 6.25%, 04/15/2036	662,444	664,508

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 643896, 6.50%, 06/15/2049	$1,289,373	$1,326,979
		429,197,621
GNMA Single Family - 2.93%
Pool AD1699, 3.00%, 02/15/2043	2,186,728	2,263,628
Pool Oaklawn Apartments, 3.10%, 02/01/2043 (a)	869,529	902,135
Pool 778944, 3.50%, 03/15/2042	626,990	662,777
Pool 779075, 3.50%, 04/15/2042	308,785	326,343
Pool 779209, 3.50%, 05/15/2042	205,486	217,318
Pool 779354, 3.50%, 06/15/2042	913,202	964,566
Pool AB2735, 3.50%, 08/15/2042	183,067	193,362
Pool 737576, 4.00%, 11/15/2040	59,923	64,522
Pool 737712, 4.00%, 12/15/2040	461,369	493,817
Pool 757173, 4.00%, 12/20/2040	439,630	472,266
Pool 737837, 4.00%, 01/15/2041	942,518	1,009,290
Pool 759104, 4.00%, 01/15/2041	688,994	742,998
Pool 2759436, 4.00%, 01/20/2041	247,571	263,795
Pool 2759466, 4.00%, 01/20/2041	983,118	1,054,935
Pool 759191, 4.00%, 02/15/2041	541,801	579,905
Pool 2759301, 4.00%, 02/20/2041	591,954	636,134
Pool 2763042, 4.00%, 04/20/2041	144,802	155,506
Pool 738629, 4.00%, 08/15/2041	960,244	1,033,432
Pool 738630, 4.00%, 08/15/2041	461,804	498,681
Pool 770515, 4.00%, 08/15/2041	1,143,307	1,232,979
Pool 738735, 4.00%, 09/15/2041	1,390,254	1,495,837
Pool 738954, 4.00%, 11/15/2041	507,768	543,479
Pool 778766, 4.00%, 01/15/2042	899,822	963,106
Pool 778847, 4.00%, 02/15/2042	530,280	567,574
Pool AF3781, 4.00%, 09/15/2043	2,087,355	2,234,157
Pool AG8734, 4.00%, 12/15/2043	901,990	971,270
Pool 717198, 4.50%, 06/15/2039	782,777	866,803
Pool 714594, 4.50%, 07/15/2039	254,347	282,289
Pool 720208, 4.50%, 07/15/2039	720,807	806,077
Pool 726402, 4.50%, 10/15/2039	56,057	61,623
Pool 728954, 4.50%, 12/15/2039	559,154	618,675
Pool 729017, 4.50%, 01/15/2040	708,612	784,971
Pool 737051, 4.50%, 03/15/2040	382,759	422,313
Pool 737222, 4.50%, 05/15/2040	595,893	658,263
Pool 698160, 4.50%, 07/15/2040	719,788	796,443
Pool 748456, 4.50%, 08/15/2040	670,986	744,780
Pool 738152, 4.50%, 04/15/2041	838,620	925,096
Pool 762882, 4.50%, 04/15/2041	494,684	547,307
Pool 738267, 4.50%, 05/15/2041	638,378	701,775
Pool 763543, 4.50%, 05/15/2041	296,399	325,831
Pool 738397, 4.50%, 06/15/2041	1,423,389	1,576,879
Pool 770396, 4.50%, 06/15/2041	414,031	455,144
Pool 2783417, 4.50%, 08/20/2041	7,291,414	7,832,451
Pool 688624, 5.00%, 05/15/2038	355,274	396,246
Pool 411105, 5.00%, 01/15/2039	215,550	243,133
Pool 439079, 5.00%, 02/15/2039	227,798	256,134
Pool 646728, 5.00%, 03/15/2039	87,801	97,524
Pool 646750, 5.00%, 04/15/2039	144,201	160,191
Pool 646777, 5.00%, 05/15/2039	110,951	123,254
Pool 720288, 5.00%, 08/15/2039	544,595	611,639
Pool 722944, 5.00%, 08/15/2039	393,521	438,206
Pool 726290, 5.00%, 09/15/2039	826,438	933,723

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 723006, 5.00%, 10/15/2039	$681,366	$767,743
Pool 726403, 5.00%, 10/15/2039	336,375	373,609
Pool 737055, 5.00%, 03/15/2040	348,340	386,900
Pool 658393, 5.00%, 06/15/2040	532,473	593,272
Pool 2783418, 5.00%, 06/20/2040	5,690,861	6,086,320
Pool 684677, 5.50%, 03/15/2038	344,976	387,524
Pool 684802, 5.50%, 04/15/2038	199,122	223,080
Pool 688625, 5.50%, 05/15/2038	54,346	60,877
Pool 2688636, 5.50%, 05/20/2038	377,092	413,333
Pool 690974, 5.50%, 06/15/2038	47,965	53,737
Pool 2690973, 5.50%, 06/20/2038	52,279	57,302
Pool 2691179, 5.50%, 06/20/2038	164,617	180,060
Pool 693574, 5.50%, 07/15/2038	77,862	87,231
Pool 2409120, 5.50%, 07/20/2038	349,930	385,137
Pool 2700671, 5.50%, 10/20/2038	347,671	381,087
Pool 411116, 5.50%, 01/15/2039	176,041	197,225
Pool 705998, 5.50%, 01/15/2039	131,991	147,872
Pool 2684988, 6.00%, 03/20/2038	174,214	196,821
Pool 688626, 6.00%, 05/15/2038	125,261	141,982
Pool 2688637, 6.00%, 05/20/2038	100,025	113,198
Pool 2693900, 6.00%, 07/20/2038	164,218	185,843
Pool 696513, 6.00%, 08/15/2038	119,946	135,957
Pool 2696843, 6.00%, 08/20/2038	229,571	260,005
Pool 699255, 6.00%, 09/15/2038	532,872	612,484
Pool 2698997, 6.00%, 09/20/2038	257,542	291,464
Pool 705999, 6.00%, 01/15/2039	101,952	115,562
Pool 2706407, 6.00%, 01/20/2039	72,505	82,055
Pool 582048, 6.50%, 01/15/2032	30,003	34,310
Pool 2696844, 6.50%, 08/20/2038	241,125	272,924
Pool 2706408, 6.50%, 01/20/2039	200,375	225,677
Pool 530199, 7.00%, 03/20/2031	53,430	54,765
		55,715,938
HUD - 0.76%
2011-A, 2.05%, 08/01/2019	800,000	820,791
TBA, 2.66%, 08/01/2016	1,000,000	1,004,040
2010-A, 3.30%, 08/01/2019	5,718,000	6,090,448
TBA, 4.48%, 08/01/2016	2,500,000	2,518,362
0614, 5.51%, 08/01/2020	1,000,000	1,008,817
0620, 5.77%, 08/01/2026	3,000,000	3,020,391
		14,462,849
Small Business Administration - 3.84%
Pool 507253, 0.75%, 05/25/2030 (b)	70,683	70,146
Pool 507766, 0.83%, 07/25/2031 (b)	100,816	100,299
Pool 508901, 0.85%, 07/25/2020 (b)	141,062	140,241
Pool 508206, 0.85%, 09/25/2032 (b)	43,790	43,732
Pool 508298, 0.85%, 01/25/2033 (b)	255,409	254,530
Pool 508506, 0.88%, 06/25/2033 (b)	307,965	304,772
Pool 508716, 1.07%, 06/25/2034 (b)	500,040	502,794
Pool 508890, 1.15%, 06/25/2020 (b)	183,134	183,951
Pool American, 1.25%, 08/30/2022 (b)	728,054	755,946
Pool Cleburne, 1.25%, 08/30/2022 (b)	493,813	513,388
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	132,533	134,558
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	76,736	77,920
Pool Gentleden, 1.25%, 04/10/2023 (b)	199,196	203,383
Pool Juice It Up, 1.25%, 09/19/2023 (b)	174,176	177,553

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 509670, 1.25%, 04/25/2025 (b)	$828,792	$843,904
Pool 509678, 1.25%, 05/25/2025 (b)	2,870,255	2,895,079
Pool Charles Corner, 1.25%, 04/29/2034 (b)	494,317	511,831
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	278,237	288,189
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	215,989	224,458
Pool 509417, 1.25%, 10/25/2038 (b)	1,183,483	1,187,885
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	299,818	311,513
Pool 509661, 1.25%, 03/25/2040 (b)	3,827,764	3,884,940
Pool 509688, 1.25%, 08/25/2040 (b)	5,585,321	5,654,814
Pool 509760, 1.25%, 11/25/2040 (b)	3,378,634	3,410,454
Pool 509347, 1.50%, 11/25/2022 (b)	378,448	378,384
Pool 509392, 1.50%, 07/25/2023 (b)	1,532,533	1,536,216
Pool 509409, 1.50%, 09/25/2023 (b)	1,277,616	1,281,806
Pool 509596, 1.50%, 11/25/2024 (b)	1,028,560	1,031,158
Pool 509748, 1.50%, 09/25/2025 (b)	3,708,084	3,727,134
Pool 508969, 1.50%, 09/25/2035 (b)	365,366	374,327
Pool 508994, 1.50%, 01/25/2036 (b)	227,060	230,285
Pool 509084, 1.50%, 07/25/2036 (b)	250,506	251,500
Pool 509133, 1.50%, 09/25/2036 (b)	1,022,693	1,025,169
Pool 509225, 1.50%, 04/25/2037 (b)	821,452	838,813
Pool 509348, 1.50%, 02/25/2038 (b)	758,279	771,302
Pool 509350, 1.50%, 03/25/2038 (b)	1,847,201	1,886,966
Pool 509391, 1.50%, 06/25/2038 (b)	2,306,943	2,359,703
Pool 509460, 1.50%, 01/25/2039 (b)	1,934,126	1,938,629
Pool 509491, 1.50%, 02/25/2039 (b)	4,060,455	4,069,879
Pool 509541, 1.50%, 08/25/2039 (b)	1,468,145	1,498,968
Pool 509573, 1.50%, 09/25/2039 (b)	3,262,833	3,298,805
Pool 509575, 1.50%, 10/25/2039 (b)	2,647,753	2,673,852
Pool 509735, 1.50%, 09/25/2040 (b)	4,327,320	4,372,622
Pool 3046316007, 2.13%, 12/03/2032 (b)	233,501	237,165
Pool 509793, 2.36%, 01/25/2041 (b)	2,292,452	2,440,075
Pool 509010, 2.83%, 01/25/2036 (b)	130,659	139,021
Pool Premie, 3.08%, 08/29/2038 (b)	724,544	809,939
Pool Animal, 3.33%, 06/04/2023 (b)	338,130	366,222
Pool Dynamic, 3.58%, 08/05/2023 (b)	19,931	21,857
Pool Econolodge, 3.58%, 09/11/2037 (b)	851,588	972,454
Pool 522053, 4.02%, 05/25/2026 (b)	350,253	385,958
Pool 509647, 4.11%, 12/25/2026 (b)	925,128	1,017,445
Pool 522158, 4.16%, 01/25/2027 (b)	1,602,318	1,775,064
Pool 521984, 4.16%, 10/25/2038 (b)	490,774	551,530
Pool 521884, 4.17%, 08/25/2037 (b)	517,527	587,151
Pool 521967, 4.22%, 06/25/2038 (b)	3,012,346	3,418,444
Pool 522156, 4.24%, 05/25/2040 (b)	1,032,145	1,187,893
Pool 521860, 4.32%, 03/25/2037 (b)	613,042	690,779
Pool Schatz, 4.33%, 10/04/2023 (b)	27,316	30,562
Pool 521970, 4.34%, 07/25/2038 (b)	901,029	1,024,196
Pool 522029, 4.41%, 02/25/2039 (b)	108,642	124,744
Pool 522020, 4.44%, 02/25/2026 (b)	404,625	448,328
Pool Valeri, 4.88%, 11/15/2023 (b)	66,274	74,795
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	55,044	58,916
Pool 7530434005, 5.27%, 06/29/2024 (b)	65,559	70,296
Pool 3829225004, 6.08%, 11/05/2020 (b)	368,917	391,218
		73,045,850

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	$24,771	$27,750
2008-20E, 5.49%, 05/01/2028	81,183	91,061
		118,811
USDA Loans - 0.06%
Pool FSAA & BParent, 4.33%, 08/01/2039 (a) (b)	134,176	146,654
Pool Highland, 5.28%, 07/14/2024 (a)	872,127	933,421
		1,080,075
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,447,088,956)		1,470,992,463

MUNICIPAL BONDS - 19.55%
Arkansas - 0.06%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	250,000	252,533
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	432,314
3.40%, 11/01/2020	450,000	467,514
		1,152,361
California - 0.46%
Livermore Redevelopment Agency
0.38%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	265,955
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	714,345
Los Angeles County Redevelopment Refunding Authority
1.00%, 12/01/2016	1,600,000	1,599,904
Napa Community Redevelopment Agency
5.60%, 09/01/2018	270,000	270,392
Sacramento County Housing Authority
0.50%, 07/15/2035 (b)	300,000	300,000
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	2,022,336
		8,772,932
Connecticut - 0.03%
Connecticut State Housing Finance Authority
5.83%, 11/15/2016	645,000	646,896

Delaware - 0.38%
Delaware State Housing Authority
2.65%, 11/01/2041	6,975,000	7,168,347

District of Columbia - 0.08%
District of Columbia Housing Finance Agency
3.88%, 06/15/2045	1,566,103	1,570,989

Florida - 0.99%
Florida State Housing Finance Corp.
0.42%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.80%, 07/01/2041	2,873,133	2,904,795

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.80%, 07/01/2041	$5,985,618	$6,051,579
3.13%, 07/01/2037	8,205,249	8,263,178
Pinellas County Health Facilities Authority
0.37%, 12/01/2024 (b)	110,000	110,000
Pinellas County Housing Finance Authority
0.41%, 10/01/2048 (b)	400,000	400,000
		18,829,552
Illinois - 0.85%
Illinois State Housing Development Authority
0.43%, 08/01/2034 (b) (c)	5,635,000	5,635,000
0.87%, 08/01/2016	335,000	335,080
1.05%, 02/01/2017	690,000	691,235
1.23%, 08/01/2017	1,060,000	1,063,328
2.70%, 01/01/2020	650,000	657,891
2.80%, 07/01/2020	565,000	574,616
3.05%, 07/01/2021	500,000	511,765
3.27%, 07/01/2022	495,000	506,276
3.37%, 01/01/2023	250,000	256,858
3.62%, 01/01/2025	290,000	296,963
3.62%, 07/01/2025	250,000	256,003
4.00%, 02/01/2034	5,200,000	5,428,020
		16,213,035
Indiana - 0.06%
Elkhart County
0.50%, 09/01/2043 (b)	180,000	180,000
Indiana State Housing & Community Development Authority
5.51%, 01/01/2039	180,000	181,182
5.90%, 01/01/2037	300,000	300,942
Tippecanoe Valley 2011 School Building Corp.
5.35%, 01/15/2026	475,000	565,844
		1,227,968
Iowa - 0.31%
Des Moines Area Community College
2.00%, 06/01/2017	500,000	506,180
2.00%, 06/01/2017	375,000	379,481
2.00%, 06/01/2018	750,000	765,525
2.00%, 06/01/2018	510,000	520,557
2.05%, 06/01/2024	575,000	571,481
2.05%, 06/01/2024	845,000	839,829
2.25%, 06/01/2025	690,000	690,000
2.25%, 06/01/2025	235,000	233,719
Hawkeye Community College
2.60%, 06/01/2022	245,000	247,773
Iowa State Finance Authority
0.43%, 08/01/2037 (b) (c)	220,000	220,000
2.30%, 09/01/2040	865,863	865,872
Kirkwood Community College
2.50%, 06/01/2017	120,000	122,087
		5,962,504
Kentucky - 1.09%
Kentucky State Housing Corp.
0.94%, 01/01/2017	1,245,000	1,247,316
2.34%, 01/01/2018	1,585,000	1,613,657
2.39%, 01/01/2020	340,000	344,025

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.54%, 07/01/2020	$230,000	$233,931
2.55%, 07/01/2020	1,435,000	1,478,036
2.88%, 01/01/2022	300,000	306,669
2.93%, 07/01/2022	335,000	341,181
3.00%, 11/01/2041	8,600,000	8,765,464
3.38%, 01/01/2025	165,000	172,171
4.25%, 07/01/2033	2,585,000	2,670,615
4.27%, 01/01/2028	3,000,000	3,166,620
5.75%, 07/01/2037	235,000	236,880
5.77%, 07/01/2037	85,000	85,426
6.06%, 07/01/2036	30,000	30,718
		20,692,709
Maine - 0.11%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	866,424
4.00%, 11/15/2024 (c)	1,165,000	1,238,523
		2,104,947
Maryland - 0.63%
Maryland State Community Development Administration
0.43%, 12/01/2040 (b) (c)	1,200,000	1,200,000
0.47%, 09/01/2040 (b) (c)	2,100,000	2,100,000
2.36%, 09/01/2018	150,000	152,841
2.49%, 03/01/2019	450,000	461,587
2.86%, 09/01/2040	2,115,000	2,172,232
3.35%, 03/01/2023	705,000	723,936
4.00%, 09/01/2025	3,495,000	3,673,595
6.07%, 09/01/2037	1,245,000	1,248,872
Montgomery County
4.60%, 05/01/2026	200,000	217,498
		11,950,561
Massachusetts - 1.49%
Chelsea
6.00%, 01/15/2018	260,000	277,805
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	771,036
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	155,000	154,214
1.66%, 12/01/2018	845,000	836,271
1.93%, 12/01/2019	895,000	884,179
2.06%, 12/01/2020	105,000	102,767
2.21%, 06/01/2018	210,000	211,711
2.51%, 06/01/2019	160,000	161,746
2.61%, 12/01/2019	600,000	606,372
3.09%, 06/01/2020	200,000	204,322
3.19%, 12/01/2020	315,000	323,357
3.45%, 12/01/2050 (b)	1,150,000	1,173,713
4.50%, 04/15/2054	3,952,144	3,948,943
4.55%, 12/01/2035	500,000	503,570
4.71%, 12/01/2037	1,995,000	2,028,855
4.75%, 12/01/2045	3,490,000	3,504,483
4.84%, 06/01/2043	5,000,000	5,083,050
5.00%, 12/01/2055	3,165,000	3,175,698
5.21%, 12/01/2016	360,000	360,324
5.55%, 06/01/2025	1,510,000	1,512,054

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
5.96%, 06/01/2017	$350,000	$358,281
6.50%, 12/01/2039	1,140,000	1,179,376
6.87%, 12/01/2030	855,000	939,696
		28,301,823
Michigan - 0.29%
Michigan State Housing Development Authority
0.41%, 06/01/2038 (b) (c)	860,000	860,000
2.67%, 04/01/2020	275,000	279,315
2.77%, 10/01/2020	255,000	260,396
3.03%, 04/01/2021	435,000	446,788
3.13%, 10/01/2021	445,000	457,789
3.28%, 04/01/2022	450,000	462,807
3.53%, 04/01/2023	465,000	481,982
3.63%, 10/01/2023	450,000	468,081
4.33%, 10/01/2029	1,640,000	1,696,383
		5,413,541
Minnesota - 0.09%
Minnesota State Housing Finance Agency
3.80%, 07/01/2031	625,000	626,275
4.20%, 07/01/2037	1,000,000	1,001,980
5.76%, 01/01/2037	65,000	66,017
		1,694,272
Mississippi - 0.17%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	147,803
Mississippi State Home Corp.
3.05%, 12/01/2034	2,963,471	2,988,038
		3,135,841
Missouri - 0.03%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	174,887
Missouri State Housing Development Commission
2.65%, 11/01/2041	330,000	331,304
		506,191
New Hampshire - 0.10%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	860,000	892,723
4.00%, 07/01/2035	915,000	953,156
5.70%, 01/01/2035	30,000	30,088
		1,875,967
New Jersey - 1.60%
New Jersey State Housing & Mortgage Finance Agency
2.01%, 11/01/2018	1,365,000	1,378,568
2.13%, 11/01/2016	145,000	145,403
2.30%, 05/01/2019	1,245,000	1,266,153
2.35%, 11/01/2019	2,050,000	2,088,561
2.38%, 11/01/2017	80,000	80,490
2.65%, 11/01/2020	1,010,000	1,031,149
2.70%, 05/01/2019	360,000	365,962
2.78%, 05/01/2021	1,000,000	1,026,830
2.80%, 11/01/2019	375,000	381,484
2.99%, 11/01/2019	100,000	102,356
3.03%, 05/01/2022	1,000,000	1,025,830

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.05%, 05/01/2020	$390,000	$396,334
3.27%, 11/01/2020	100,000	102,657
3.35%, 11/01/2020	395,000	406,870
3.42%, 05/01/2023	2,850,000	2,977,880
3.45%, 05/01/2021	405,000	419,228
3.55%, 11/01/2021	425,000	440,903
3.57%, 11/01/2021	70,000	72,675
3.65%, 05/01/2022	430,000	446,254
3.72%, 11/01/2022	125,000	129,756
3.80%, 11/01/2022	450,000	469,593
3.90%, 05/01/2023	460,000	481,390
4.00%, 11/01/2023	475,000	499,087
4.10%, 05/01/2024	485,000	512,771
4.20%, 11/01/2024	505,000	533,805
4.57%, 11/01/2027	900,000	916,830
4.63%, 11/01/2036	335,000	336,956
4.88%, 11/01/2029	2,500,000	2,713,325
4.89%, 11/01/2032	1,435,000	1,451,259
5.00%, 11/01/2046	425,000	426,471
5.09%, 11/01/2043	4,785,000	4,890,748
5.93%, 11/01/2028	1,625,000	1,638,682
6.13%, 11/01/2037	1,315,000	1,324,468
		30,480,728
New Mexico - 0.15%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	768,824	759,891
6.15%, 01/01/2038	205,000	205,000
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,775,000	1,859,809
		2,824,700
New York - 4.65%
New York City Housing Development Corp.
1.16%, 05/01/2017	910,000	909,591
1.31%, 11/01/2016	1,595,000	1,597,584
1.31%, 11/01/2016	1,205,000	1,205,349
1.34%, 08/01/2016	500,000	500,260
1.44%, 11/01/2016	500,000	500,410
1.44%, 05/01/2017	1,215,000	1,219,155
1.54%, 02/01/2017	515,000	516,215
1.57%, 11/01/2016	700,000	700,931
1.59%, 05/01/2017	785,000	788,744
1.59%, 11/01/2017	1,225,000	1,230,427
1.73%, 05/01/2017	780,000	784,711
1.73%, 08/01/2017	730,000	733,599
1.74%, 05/01/2018	1,240,000	1,248,221
1.75%, 11/01/2017	550,000	553,894
1.94%, 02/01/2018	550,000	553,239
2.01%, 05/01/2019	1,270,000	1,286,574
2.04%, 11/01/2018	805,000	809,403
2.11%, 08/01/2016	1,665,000	1,666,765
2.24%, 05/01/2020	800,000	805,256
2.26%, 11/01/2018	630,000	643,671
2.31%, 02/01/2017	1,685,000	1,694,992
2.43%, 05/01/2019	420,000	430,815

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.49%, 05/01/2021	$130,000	$132,089
2.50%, 11/01/2016	2,160,000	2,171,124
2.51%, 08/01/2017	1,710,000	1,727,733
2.59%, 11/01/2019	820,000	843,067
2.64%, 11/01/2021	750,000	762,458
2.71%, 02/01/2018	1,730,000	1,758,856
2.74%, 05/01/2022	710,000	720,118
2.77%, 11/01/2021	1,295,000	1,324,824
2.79%, 05/01/2017	2,195,000	2,229,286
2.84%, 11/01/2022	1,000,000	1,015,980
2.91%, 08/01/2018	1,750,000	1,787,730
2.95%, 05/01/2022	1,610,000	1,644,293
2.98%, 05/01/2023	1,245,000	1,266,215
3.03%, 11/01/2023	500,000	509,765
3.05%, 11/01/2022	705,000	721,652
3.11%, 02/01/2019	1,775,000	1,823,848
3.11%, 05/01/2023	1,525,000	1,564,574
3.16%, 11/01/2023	1,550,000	1,594,981
3.18%, 05/01/2024	1,070,000	1,091,710
3.23%, 11/01/2024	725,000	739,681
3.26%, 08/01/2019	1,805,000	1,897,326
3.28%, 05/01/2025	220,000	223,852
3.31%, 11/01/2024	1,610,000	1,662,969
3.33%, 11/01/2025	750,000	763,110
3.43%, 02/01/2020	1,830,000	1,894,764
3.58%, 08/01/2020	965,000	1,036,362
4.32%, 11/01/2035	2,930,000	3,038,908
4.97%, 05/01/2019	1,730,000	1,815,721
5.27%, 08/01/2035	1,000,000	1,054,280
5.63%, 11/01/2024	3,250,000	3,518,255
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	988,155
New York State Housing Finance Agency
0.37%, 11/01/2041 (b)	2,500,000	2,500,000
0.38%, 11/01/2046 (b)	5,000,000	5,000,000
0.40%, 11/01/2030 (b) (c)	3,765,000	3,765,000
0.43%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.46%, 11/01/2038 (b)	1,515,000	1,515,000
4.90%, 08/15/2025 (c)	240,000	240,809
5.05%, 08/15/2039 (c)	1,310,000	1,319,917
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	1,002,140
1.59%, 04/01/2018	2,000,000	2,005,380
1.66%, 04/01/2017	290,000	291,740
1.97%, 04/01/2018	970,000	979,234
2.43%, 10/01/2019	1,005,000	1,014,618
3.07%, 04/01/2023	490,000	499,477
3.40%, 10/01/2022	1,815,000	1,843,259
		88,280,066
North Carolina - 0.38%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	413,485
2.81%, 07/01/2035	5,675,000	5,839,916
3.41%, 07/01/2022	280,000	290,461

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
4.01%, 01/01/2026	$745,000	$765,420
		7,309,282
Ohio - 0.61%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	10,827,830	10,816,244
3.25%, 03/01/2046	747,712	747,450
		11,563,694
Oregon - 0.03%
Portland
4.62%, 06/15/2018	325,000	342,592
6.03%, 06/15/2018	158,674	166,521
		509,113
Pennsylvania - 0.60%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	496,540
4.86%, 06/01/2018	50,000	53,340
4.97%, 06/01/2016	65,000	65,000
5.02%, 06/01/2016	5,925,000	5,925,000
5.17%, 06/01/2017	600,000	624,804
5.41%, 06/01/2022	500,000	574,925
6.39%, 06/01/2024	225,000	267,696
Pennsylvania State Housing Finance Agency
0.43%, 10/01/2034 (b) (c)	640,000	640,000
0.43%, 10/01/2034 (b) (c)	2,800,000	2,800,000
		11,447,305
Rhode Island - 0.05%
Rhode Island State Housing & Mortgage Finance Corp.
3.77%, 10/01/2027	1,000,000	1,014,870

South Carolina - 0.30%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	4,080,000	4,090,078
4.00%, 07/01/2034	1,495,000	1,542,212
		5,632,290
South Dakota - 0.12%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	1,115,000	1,108,310
3.80%, 05/01/2031	1,100,000	1,099,714
		2,208,024
Texas - 1.25%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	520,978
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	10,000,000	10,132,600
Texas State Department of Housing & Community Affairs
0.42%, 07/15/2040 (b) (c)	2,035,000	2,035,000
0.52%, 09/01/2036 (b)	1,000,000	1,000,000
2.88%, 07/01/2041	5,080,000	5,132,273
3.18%, 03/01/2039	4,890,000	4,979,389
		23,800,240
Utah - 0.76%
Utah State Housing Corp.
2.05%, 01/01/2043	2,992,000	2,846,409

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
2.15%, 01/01/2043	$4,325,000	$4,135,652
2.20%, 07/01/2041	3,670,000	3,564,047
2.70%, 07/01/2044	2,888,000	2,979,261
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	560,374
West Valley City Redevelopment Agency
4.10%, 05/01/2023	100,000	107,764
4.40%, 05/01/2026	200,000	217,534
		14,411,041
Virginia - 1.47%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	531,485
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	504,525
2.77%, 03/01/2018	1,000,000	1,013,770
3.10%, 06/25/2041	4,710,000	4,733,503
3.25%, 08/25/2042	1,950,351	1,979,138
3.40%, 12/01/2026	500,000	516,420
4.17%, 10/01/2032	1,000,000	1,046,470
4.25%, 10/25/2043	1,332,247	1,345,089
4.30%, 12/25/2043	2,515,808	2,544,841
5.28%, 03/01/2028	320,000	327,472
5.50%, 06/25/2034 (a)	2,051,929	2,048,390
5.50%, 03/25/2036 (a)	1,873,640	1,989,571
5.70%, 11/01/2022	1,250,000	1,275,337
5.97%, 11/01/2024	1,405,000	1,433,086
6.25%, 11/01/2029	4,365,000	4,453,959
6.32%, 08/01/2019	1,980,000	2,141,746
		27,884,802
Washington - 0.23%
King County Housing Authority
6.38%, 12/31/2046	3,615,000	3,633,111
Washington State Housing Finance Commission
0.50%, 01/15/2037 (b)	655,000	655,000
		4,288,111
West Virginia - 0.13%
West Virginia State Housing Development Fund
1.04%, 11/01/2016	250,000	249,990
1.23%, 05/01/2017	250,000	250,677
1.68%, 05/01/2019	250,000	251,775
1.95%, 05/01/2020	250,000	248,690
2.05%, 11/01/2020	325,000	323,993
2.30%, 11/01/2021	500,000	500,205
2.81%, 05/01/2018	650,000	668,960
		2,494,290
TOTAL MUNICIPAL BONDS (Cost $366,869,328)		371,368,992

ASSET-BACKED SECURITIES - 0.22%
HERO Funding Trust
3.75%, 09/20/2041 (a) (d)	3,535,000	3,538,118
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	665,000	664,529
TOTAL ASSET-BACKED SECURITIES (Cost $4,198,831)		4,202,647

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount/ Shares	Value
CERTIFICATES OF DEPOSIT - 0.07%
Carver Federal Savings Bank
0.70%, 06/24/2016	$1,000,000	$1,000,000
Mechanics & Farmers Bank
0.10%, 06/18/2016	250,000	250,000
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,250,000)		1,250,000

MISCELLANEOUS INVESTMENT - 0.00%
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (d)	113,127	112,659
TOTAL MISCELLANEOUS INVESTMENT(Cost $114,705)		112,659

SHORT-TERM INVESTMENT - 4.37%
Money Market Fund - 4.37%
Dreyfus Treasury Prime Cash Management, Cl A, 0.17% (e)	82,966,633	82,966,633
TOTAL SHORT-TERM INVESTMENT (Cost $82,966,633)		82,966,633

Total Investments (Cost $1,908,227,133) - 101.98%		$1,937,299,269
Liabilities in Excess of Other Assets, Net - (1.98)%		(37,545,251)
NET ASSETS - 100.00%		$1,899,754,018

(a)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2016 is $35,043,384, which represents 1.84% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of May 31, 2016.
(c)	Security is subject to Alternative Minimum Tax.
(d)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2016, these securities amounted to $3,650,777, which represents 0.19% of total net assets.

(e)	Rate shown is the 7-day effective yield as of May 31, 2016.

Cl — Class

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

TBA — To Be Announced

USDA — United States Department of Agriculture

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2016

Assets:
Investments, at fair value (identified cost — $1,908,227,133)	$1,937,299,269
Cash	6,220
Receivables:
Interest	6,686,516
Capital shares sold	833,816
Prepaid expenses	133,032
Total Assets	$1,944,958,853
Liabilities:
Payables:
Investment securities purchased	$41,269,783
Distributions to Shareholders	1,957,594
Advisory fees due to Advisor	478,976
Capital shares redeemed	379,112
Distribution 12b-1 fees	338,254
Shareholder servicing fees	263,351
Administration fees	90,118
Chief Compliance Officer fees	20,657
Trustees' fees	16,721
Other accrued expenses	390,269
Total Liabilities	$45,204,835
Net Assets:	$1,899,754,018
Net Assets consist of:
Paid-in capital	$1,893,567,658
Undistributed net investment income	642
Accumulated net realized loss on investments	(22,886,418)
Net unrealized appreciation on investments	29,072,136
Net Assets	$1,899,754,018
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 140,237,619 shares outstanding)	$1,518,856,584
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 27,243,022 shares outstanding)	$294,756,724
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 7,967,587 shares outstanding)	$86,140,710
Net Asset Value, offering and redemption price per share — CRA Shares	$10.83
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.82
Net Asset Value, offering and redemption price per share — Retail Shares	$10.81

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the fiscal year ended May 31, 2016

Investment Income:
Interest	$49,127,465
Dividends	32,223
Total investment income	49,159,688
Expenses:
Investment advisory fees	5,306,259
Distribution fees — CRA Shares	3,719,902
Distribution fees — Retail Shares	144,127
Special administrative services fees — CRA Shares	2,975,945
Shareholder servicing fees — Retail Shares	57,650
Accounting and administration fees	1,017,798
Professional fees	383,621
Trustees' fees	357,680
Transfer agent fees	215,922
Insurance expense	213,247
Custodian fees	206,520
Chief Compliance Officer fees	130,187
Registration and filing expenses	111,754
Printing fees	58,966
Other	130,991
Net expenses	15,030,569
Net investment income	34,129,119
Realized and unrealized gain on investments:
Net realized gain on investments	1,343,122
Net change in unrealized appreciation on investments	5,478,036
Net realized and unrealized gain on investments	6,821,158
Net increase in net assets resulting from operations:	$40,950,277

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015
Operations:
Net investment income	$34,129,119	$30,932,277
Net realized gain (loss) on investments	1,343,122	(2,480,698)
Net change in unrealized appreciation on investments	5,478,036	24,219,069
Net increase in net assets resulting from operations	40,950,277	52,670,648
Distributions to shareholders from:
Net investment income
CRA Shares	(31,356,899)	(30,586,139)
Institutional Shares	(5,813,779)	(4,072,035)
Retail Shares	(1,324,799)	(787,677)
Total distributions	(38,495,477)	(35,445,851)
Capital share transactions:
CRA Shares
Shares issued	153,941,098	106,750,636
Shares reinvested	9,653,912	9,652,781
Shares redeemed	(110,741,753)	(48,105,435)
	52,853,257	68,297,982
Institutional Shares
Shares issued	170,206,245	49,448,474
Shares reinvested	5,026,021	3,396,056
Shares redeemed	(53,607,208)	(33,370,917)
	121,625,058	19,473,613
Retail Shares
Shares issued	68,227,694	8,287,686
Shares reinvested	1,302,299	657,204
Shares redeemed	(17,275,258)	(10,679,617)
	52,254,735	(1,734,727)
Increase in net assets from capital share transactions	226,733,050	86,036,868
Increase in net assets	229,187,850	103,261,665
Net Assets:
Beginning of year	1,670,566,168	1,567,304,503
End of year	$1,899,754,018	$1,670,566,168
Undistributed net investment income	$642	$90

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015

Share Transactions:
CRA Shares
Shares issued	14,282,054	9,900,883
Shares reinvested	893,935	895,633
Shares redeemed	(10,265,993)	(4,480,990)
Increase in shares	4,909,996	6,315,526
CRA Shares outstanding at beginning of year	135,327,623	129,012,097
CRA Shares at end of year	140,237,619	135,327,623
Institutional Shares
Shares issued	15,762,090	4,587,674
Shares reinvested	465,628	315,398
Shares redeemed	(4,966,717)	(3,103,562)
Increase in shares	11,261,001	1,799,510
Institutional Shares outstanding at beginning of year	15,982,021	14,182,511
Institutional Shares at end of year	27,243,022	15,982,021
Retail Shares
Shares issued	6,321,065	770,113
Shares reinvested	120,686	61,091
Shares redeemed	(1,598,748)	(991,840)
Increase/(decrease) in shares	4,843,003	(160,636)
Retail Shares outstanding at beginning of year	3,124,584	3,285,220
Retail Shares at end of year	7,967,587	3,124,584

The accompanying notes are an integral part of the financial statements.

Financial Highlights—Per share data (for a share outstanding throughout each year)

	CRA Shares
	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Net Asset Value, Beginning of Year	$10.82	$10.70	$10.91	$11.23	$10.91
Investment Operations:
Net investment income(a)	0.20	0.20	0.20	0.22	0.29
Net realized and unrealized gain (loss) on investments	0.04	0.15	(0.17)	(0.22)	0.41
Total from investment operations	0.24	0.35	0.03	—	0.70
Distributions from:
Net investment income	(0.23)	(0.23)	(0.22)	(0.25)	(0.31)
Net capital gains	—	—	(0.02)	(0.07)	(0.07)
Total distributions	(0.23)	(0.23)	(0.24)	(0.32)	(0.38)
Net Asset Value, End of Year	$10.83	$10.82	$10.70	$10.91	$11.23
Total return	2.22%	3.34%	0.37%	(0.09)%	6.51%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,518,857	$1,464,075	$1,380,547	$1,292,720	$1,148,680
Ratio of expenses to average net assets	0.91%	0.92%	0.94%	0.93%	0.94%
Ratio of net investment income to average net assets	1.87%	1.89%	1.91%	1.97%	2.63%
Portfolio turnover rate	22%	24%	27%	28%	32%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

	Institutional Shares
	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Net Asset Value, Beginning of Year	$10.81	$10.69	$10.91	$11.22	$10.90
Investment Operations:
Net investment income(a)	0.25	0.25	0.25	0.27	0.34
Net realized and unrealized gain (loss) on investments	0.04	0.15	(0.18)	(0.21)	0.41
Total from investment operations	0.29	0.40	0.07	0.06	0.75
Distributions from:
Net investment income	(0.28)	(0.28)	(0.27)	(0.30)	(0.36)
Net capital gains	—	—	(0.02)	(0.07)	(0.07)
Total distributions	(0.28)	(0.28)	(0.29)	(0.37)	(0.43)
Net Asset Value, End of Year	$10.82	$10.81	$10.69	$10.91	$11.22
Total return	2.69%	3.71%	0.83%	0.45%	6.99%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$294,757	$172,736	$151,654	$186,257	$159,159
Ratio of expenses to average net assets	0.46%	0.47%	0.48%	0.48%	0.49%
Ratio of net investment income to average net assets	2.32%	2.34%	2.36%	2.42%	3.07%
Portfolio turnover rate	22%	24%	27%	28%	32%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights—Per share data (for a share outstanding throughout each year) (Concluded)

	Retail Shares
	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014	For the Fiscal Year Ended May 31, 2013	For the Fiscal Year Ended May 31, 2012
Net Asset Value, Beginning of Year	$10.80	$10.68	$10.89	$11.21	$10.89
Investment Operations:
Net investment income(a)	0.21	0.21	0.21	0.23	0.30
Net realized and unrealized gain (loss) on investments	0.04	0.15	(0.17)	(0.22)	0.41
Total from investment operations	0.25	0.36	0.04	0.01	0.71
Distributions from:
Net investment income	(0.24)	(0.24)	(0.23)	(0.26)	(0.32)
Net capital gains	—	—	(0.02)	(0.07)	(0.07)
Total distributions	(0.24)	(0.24)	(0.25)	(0.33)	(0.39)
Net Asset Value, End of Year	$10.81	$10.80	$10.68	$10.89	$11.21
Total return	2.34%	3.35%	0.57%	0.01%	6.62%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$86,141	$33,755	$35,103	$40,624	$34,128
Ratio of expenses to average net assets	0.81%	0.82%	0.83%	0.83%	0.84%
Ratio of net investment income to average net assets	1.97%	1.99%	2.01%	2.07%	2.73%
Portfolio turnover rate	22%	24%	27%	28%	32%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements May 31, 2016

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (formerly known as The Community Reinvestment Act Qualified Investment Fund) (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2016, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $35,043,384.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Level 1 inputs are quoted prices in an active market. A Level 1 input will be used unless the Advisor holds a large number of similar assets that are required to be measured at fair value and a quoted price in an active market might be available, but not readily accessible for each of the assets individually; and there has been a significant event after the close of the market.

Level 2 inputs are observable inputs, other than quoted prices. Examples of Level 2 inputs are as follows:

●	Dealer prices for similar assets in active markets

●	Quoted prices for identical or similar assets in non-active markets

●	Inputs other than quoted prices that are observable

●	Inputs that are derived principally from or corroborated by observable market data by correlations or other means

●	Matrix pricing

●	Pricing evaluations provided by independent pricing services

Level 3 inputs are unobservable inputs based primarily upon the Advisor’s assumptions about the assumptions that market participants would use pricing the asset. Unobservable inputs are developed based on the best information available in the circumstances, which may include the Advisor’s own data.

The Community Reinvestment Act Qualified Investment Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2016.

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$—	$6,405,875	$—		$6,405,875
U.S. Government & Agency Obligations	—	1,443,525,158	27,467,305		1,470,992,463
Municipal Bonds	—	367,331,031	4,037,961		371,368,992
Asset-Backed Securities	—	664,529	3,538,118		4,202,647
Certificates of Deposit	—	1,250,000	—		1,250,000
Miscellaneous Investment	—	112,659	—		112,659
Short-Term Investment	82,966,633	—	—		82,966,633
Total Investments in Securities	$82,966,633	$1,819,289,252	$35,043,384	*	$1,937,299,269

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2015	$22,481,294
Accrued discounts/premiums	17,064
Realized gain/(loss)	(103,074)
Change in appreciation/(depreciation)	789,213
Purchases	7,984,838
Sales	(2,060,809)
Amortization sold	(25,168)
Transfer into Level 3	1,541,589
Transfer out of Level 3	(3,157,642)
Ending balance as of May 31, 2016	$27,467,305
Change in unrealized gains included in earnings related to securities still held at reporting date	$800,557

Investments in Municipal Bonds
Beginning Balance as of June 1, 2015	$4,682,022
Accrued discounts/premiums	(186)
Realized gain/(loss)	10,159
Change in appreciation/(depreciation)	(54,621)
Purchases	—
Sales	(601,650)
Amortization sold	2,237
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2016	$4,037,961
Change in unrealized losses included in earnings related to securities still held at reporting date	$(54,621)

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2015	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	4,275
Purchases	3,533,843
Sales
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2016	$3,538,118
Change in unrealized gains included in earnings related to securities still held at reporting date	$4,275

For the fiscal year ended May 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2016, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

For the fiscal year ended May 31, 2016, there have been no significant changes to the Fund’s fair value methodologies.

The Community Reinvestment Act Qualified Investment Fund

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2016. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2016	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$ 15,520,464	Matrix Pricing	Structure	Lockout range 0-8 years (4.17 yr average lock out), remaining maturity term range 5.24-34.28 years (23.50 year average maturity range)
			Spread to benchmark	N+308 - N+477 (N+370)
			Offered Quotes variance to Mark	-1.37% - 2.24% (0.80%)
FNMA Multifamily	$ 9,503,117	Matrix Pricing	Structure	30/10/8 Full IO and 30/7/6.5 1YR IO
			Spread to benchmark	N+60 - N+105 (N+82.5)
			Offered Quotes variance to Mark	-0.23% - 0.50% (0.14%)
GNMA Single Family - Project Loans	$ 902,135	Matrix Pricing	Structure	26YR 8MO term / 26YR 8MO amort / 10% declining prepayment penalty
			Spread to benchmark	N+100
			Offered Quotes variance to Mark	-0.90%
Small Business Administration	$ 461,514	Matrix Pricing	Structure	Fixed Rate Coupons
			Spread to Benchmark	N+175 - N+235 (N+205)
			Offered Quotes variance to Mark	NA
USDA Loans	$ 1,080,075	Matrix Pricing	Structure	Fixed Rate Coupons
			Spread to Benchmark	N+195
			Offered Quotes variance to Mark	NA
Taxable Municipal Bonds	$ 4,037,961	Matrix Pricing	Spread to benchmark	-6/TBA to -12.36/TBA (-9.18/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications
Asset-Backed Securities	$ 3,538,118	Matrix Pricing	Spread to benchmark	N+225
			Offered Quotes variance to Mark	0.12%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These derivative financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are

The Community Reinvestment Act Qualified Investment Fund

recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations, that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2016 were as follows:

	Shares	Amount
CRA Shares
Shares issued	14,282,054	$153,941,098
Shares reinvested	893,935	9,653,912
Shares redeemed	(10,265,993)	(110,741,753)
Net Increase	4,909,996	$52,853,257
Institutional Shares
Shares issued	15,762,090	$170,206,245
Shares reinvested	465,628	5,026,021
Shares redeemed	(4,966,717)	(53,607,208)
Net Increase	11,261,001	$121,625,058

	Shares	Amount
Retail Shares
Shares issued	6,321,065	$68,227,694
Shares reinvested	120,686	1,302,299
Shares redeemed	(1,598,748)	(17,275,258)
Net Increase	4,843,003	$52,254,735

Transactions in shares of the Fund for the fiscal year ended May 31, 2015 were as follows:

	Shares	Amount
CRA Shares
Shares issued	9,900,883	$106,750,636
Shares reinvested	895,633	9,652,781
Shares redeemed	(4,480,990)	(48,105,435)
Net Increase	6,315,526	$68,297,982
Institutional Shares
Shares issued	4,587,674	$49,448,474
Shares reinvested	315,398	3,396,056
Shares redeemed	(3,103,562)	(33,370,917)
Net Increase	1,799,510	$19,473,613
Retail Shares
Shares issued	770,113	$8,287,686
Shares reinvested	61,091	657,204
Shares redeemed	(991,840)	(10,679,617)
Net Decrease	(160,636)	$(1,734,727)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2016, were as follows:

Purchases:
U.S. Government	$410,379,393
Other	160,421,214
Sales and Maturities:
U.S. Government	$291,563,341
Other	87,875,980

The Community Reinvestment Act Qualified Investment Fund

At May 31, 2016, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$1,909,477,502
Gross unrealized appreciation	38,010,758
Gross unrealized depreciation	(10,188,991)
Net appreciation on investments	$27,821,767

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2016, the Advisor was entitled to receive advisory fees of $5,306,259.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2016, the Advisor was entitled to receive fees of $2,975,945 pursuant to the Special Administrative Services Agreement.

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2016, the Fund incurred distribution expenses of $3,719,902 and $144,127 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers.

The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2017. For the fiscal year ended May 31, 2016, the Fund incurred expenses under the Services Plan of $57,650.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2017 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2016.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2016, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$4,366,910	$(4,366,910)

This reclassification had no effect on net asset value per share.

The Community Reinvestment Act Qualified Investment Fund

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2016	Fiscal Year Ended May 31, 2015
Distributions declared from:
Ordinary income	$38,495,477	$35,445,851
Total Distributions	$38,495,477	$35,445,851

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$3,156,759
Capital loss carryforwards	(22,834,576)
Other temporary differences	(1,957,590)
Unrealized appreciation, net	27,821,767
Distributable earnings, net	$6,186,360

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of May 31, 2016, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$5,070,893	$17,763,683	$22,834,576

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

The Community Reinvestment Act Qualified Investment Fund

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of
The Community Reinvestment Act Qualified Investment Fund

We have audited the accompanying statement of assets and liabilities of The Community Reinvestment Act Qualified Investment Fund (the “Fund”), including the schedule of investments, as of May 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Community Reinvestment Act Qualified Investment Fund as of May 31, 2016, and the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Grant Thornton LLP

New York, New York

July 29, 2016

Proxy Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2016:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (1)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	0.00%	100.00%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

The Community Reinvestment Act Qualified Investment Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 66	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 79	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 80	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present; Faculty Member, New York University, 1982 to 2008.	2	None
Irvin M. Henderson Age 60	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 81	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 76	President	1/29/04	Vice Chair, Community Capital Management, Inc. since February 2015; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 44	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

				N/A	N/A

The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 45	Treasurer	4/1/14

Chief Financial Officer of Community Capital Management, Inc. since July 2014; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.

				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 48	Chief Compliance Officer	12/18/09

President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services,

LLC from 2009 to 2011; Chief Compliance Officer of Community Capital

Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global

Investment Management,

LLC from 2004 to 2007

				N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 56	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
4.

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 28-29, 2016, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered:(i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the March 31, 2016 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccmfixedincome.com

Item 2.	Code of Ethics.

(a)
The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that Burton Emmer, a member of the registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)
Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant's principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $83,640 and $83,640 for fiscal years ended May 31, 2016 and 2015, respectively.

(b)
Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the registrant's principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $3,850 and $6,850 for the fiscal years ended May 31, 2016 and 2015, respectively.

(c)
Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $8,400 and $10,144 for the fiscal years ended May 31, 2016 and 2015, respectively.

(d)
All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $ 0 and $ 0 for the fiscal years ended May 31, 2016 and 2015, respectively.

(e)(1)
The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)	All non-audit fees billed by the registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2016 and May 31, 2015 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant's principal accountant for the registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.	Exhibits.

(a)(1)
Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date: August 5, 2016

By (Signature and Title)*	/s/ James H. Malone
James H. Malone, Treasurer/Principal Financial Officer

Date: August 5, 2016

*	Print the name and title of each signing officer under his or her signature.